JPMorgan BetaBuilders U.S. Aggregate Bond ETF
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 44.8%
U.S. Treasury Bonds
6.13%, 8/15/2029	2,022,000	2,188,815
5.38%, 2/15/2031	3,169,000	3,375,480
5.00%, 5/15/2037	2,844,000	2,977,313
4.38%, 2/15/2038	2,003,000	1,967,009
4.50%, 5/15/2038	3,396,000	3,379,020
3.50%, 2/15/2039	2,667,000	2,361,128
4.25%, 5/15/2039	3,410,000	3,259,214
4.50%, 8/15/2039	1,981,000	1,937,975
4.38%, 11/15/2039	1,111,000	1,069,511
4.63%, 2/15/2040	2,382,000	2,354,830
4.38%, 5/15/2040	4,146,000	3,980,160
3.88%, 8/15/2040	3,570,000	3,220,252
1.38%, 11/15/2040	400	250
1.88%, 2/15/2041	5,418,000	3,648,684
2.25%, 5/15/2041	5,069,000	3,607,702
2.38%, 2/15/2042	5,443,000	3,876,437
3.13%, 2/15/2042	1,436,000	1,148,800
3.00%, 5/15/2042	756,000	591,216
3.38%, 8/15/2042	3,664,000	3,016,503
3.13%, 2/15/2043	436,000	343,418
3.88%, 2/15/2043	6,043,000	5,307,454
2.88%, 5/15/2043	326,000	246,232
3.88%, 5/15/2043	5,927,000	5,192,608
3.63%, 8/15/2043	744,000	627,750
4.38%, 8/15/2043	3,567,000	3,336,817
3.75%, 11/15/2043	817,000	699,812
4.75%, 11/15/2043	4,483,000	4,396,142
4.50%, 2/15/2044	1,282,000	1,215,897
4.63%, 5/15/2044	3,599,000	3,465,725
4.13%, 8/15/2044	5,180,000	4,656,334
4.63%, 11/15/2044	4,154,000	3,991,085
4.75%, 2/15/2045	2,157,000	2,106,445
3.00%, 5/15/2047	1,015,000	743,488
3.00%, 2/15/2049	1,787,000	1,286,640
2.38%, 11/15/2049	5,903,000	3,704,132
1.25%, 5/15/2050	3,213,000	1,500,069
1.38%, 8/15/2050	667,000	319,847
1.88%, 2/15/2051	6,335,000	3,466,433
2.38%, 5/15/2051	3,983,000	2,464,481
2.00%, 8/15/2051	5,199,000	2,920,376
1.88%, 11/15/2051	3,145,000	1,703,705
2.25%, 2/15/2052	5,374,000	3,200,049
2.88%, 5/15/2052	4,402,000	3,024,312
3.00%, 8/15/2052	3,964,000	2,795,239
3.63%, 2/15/2053	7,192,000	5,742,362
3.63%, 5/15/2053	6,668,000	5,318,772
4.13%, 8/15/2053	6,317,000	5,523,427
4.75%, 11/15/2053	1,092,000	1,059,581

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
4.25%, 2/15/2054	3,964,000	3,540,348
4.63%, 5/15/2054	1,456,000	1,384,793
4.50%, 11/15/2054	3,388,000	3,163,545
4.63%, 2/15/2055	90,000	85,866
4.75%, 5/15/2055	746,000	727,000
U.S. Treasury Notes
0.75%, 3/31/2026	2,756,000	2,679,349
3.63%, 5/15/2026	3,217,000	3,200,789
0.75%, 5/31/2026	1,300,000	1,256,988
4.88%, 5/31/2026	4,580,000	4,611,130
4.13%, 6/15/2026	1,053,000	1,052,671
4.50%, 7/15/2026	524,000	526,190
0.63%, 7/31/2026	5,886,000	5,655,158
1.50%, 8/15/2026	3,478,000	3,373,388
0.75%, 8/31/2026	142,000	136,309
1.38%, 8/31/2026	1,018,000	984,995
3.75%, 8/31/2026	2,577,000	2,566,632
0.88%, 9/30/2026	2,826,000	2,711,083
1.13%, 10/31/2026	9,361,000	8,989,851
1.63%, 10/31/2026	3,903,000	3,776,152
4.13%, 10/31/2026	2,436,000	2,439,045
2.00%, 11/15/2026	3,808,000	3,699,859
4.63%, 11/15/2026	6,073,000	6,123,292
1.25%, 11/30/2026	6,343,000	6,091,262
1.63%, 11/30/2026	4,300,000	4,152,859
4.25%, 11/30/2026	1,230,000	1,234,276
1.25%, 12/31/2026	4,166,000	3,992,851
1.75%, 12/31/2026	4,330,000	4,182,171
4.25%, 12/31/2026	24,000	24,092
1.50%, 1/31/2027	4,082,000	3,920,793
4.13%, 1/31/2027	5,168,000	5,180,516
2.25%, 2/15/2027	4,606,000	4,476,996
4.13%, 2/15/2027	6,434,000	6,449,834
1.13%, 2/28/2027	4,518,000	4,303,924
4.13%, 2/28/2027	258,000	258,746
0.63%, 3/31/2027	395,000	372,210
4.50%, 4/15/2027	1,922,000	1,941,520
0.50%, 4/30/2027	4,989,000	4,677,772
2.38%, 5/15/2027	1,048,000	1,017,829
4.50%, 5/15/2027	4,798,000	4,849,728
0.50%, 5/31/2027	828,000	774,180
3.88%, 5/31/2027	723,000	722,774
0.50%, 6/30/2027	393,000	366,534
0.38%, 7/31/2027	10,000	9,276
2.75%, 7/31/2027	4,182,000	4,083,658
2.25%, 8/15/2027	3,603,000	3,478,865
3.75%, 8/15/2027	1,602,000	1,597,119
0.50%, 8/31/2027	5,101,000	4,732,373
3.13%, 8/31/2027	2,496,000	2,455,440

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
3.38%, 9/15/2027	1,782,000	1,762,649
0.38%, 9/30/2027	5,495,000	5,071,284
3.88%, 10/15/2027	5,109,000	5,107,803
0.50%, 10/31/2027	3,105,000	2,864,848
2.25%, 11/15/2027	5,538,000	5,328,594
4.13%, 11/15/2027	5,102,000	5,130,300
0.63%, 11/30/2027	10,000	9,235
3.88%, 11/30/2027	1,794,000	1,793,860
0.63%, 12/31/2027	5,213,000	4,800,033
3.88%, 12/31/2027	2,013,000	2,013,472
0.75%, 1/31/2028	6,590,000	6,072,582
2.75%, 2/15/2028	1,633,000	1,586,179
4.25%, 2/15/2028	1,260,000	1,272,206
1.13%, 2/29/2028	6,589,000	6,121,593
4.00%, 2/29/2028	4,309,000	4,323,476
3.88%, 3/15/2028	565,000	565,353
1.25%, 3/31/2028	4,900,000	4,558,914
3.63%, 3/31/2028	1,006,000	999,791
1.25%, 4/30/2028	2,311,000	2,145,980
3.50%, 4/30/2028	4,243,000	4,200,901
2.88%, 5/15/2028	4,155,000	4,041,387
1.25%, 5/31/2028	2,519,000	2,334,011
3.63%, 5/31/2028	5,954,000	5,913,531
1.00%, 7/31/2028	934,000	854,756
4.13%, 7/31/2028	4,252,000	4,283,890
2.88%, 8/15/2028	4,074,000	3,951,143
1.13%, 8/31/2028	6,076,000	5,568,559
4.38%, 8/31/2028	83,000	84,239
1.25%, 9/30/2028	396,000	363,608
3.13%, 11/15/2028	1,921,000	1,873,725
4.38%, 11/30/2028	6,006,000	6,098,905
3.75%, 12/31/2028	6,662,000	6,629,731
4.00%, 1/31/2029	5,995,000	6,014,203
2.63%, 2/15/2029	1,368,000	1,308,150
4.25%, 2/28/2029	1,630,000	1,649,356
2.38%, 3/31/2029	531,000	502,210
4.13%, 3/31/2029	4,480,000	4,514,300
2.88%, 4/30/2029	512,000	492,840
4.63%, 4/30/2029	5,528,000	5,668,791
2.75%, 5/31/2029	4,576,000	4,380,805
4.50%, 5/31/2029	2,270,000	2,318,415
3.25%, 6/30/2029	3,009,000	2,932,835
4.25%, 6/30/2029	2,478,000	2,508,394
2.63%, 7/31/2029	4,770,000	4,534,109
4.00%, 7/31/2029	110,000	110,309
3.63%, 8/31/2029	4,099,000	4,050,645
3.50%, 9/30/2029	5,651,000	5,554,756
3.88%, 9/30/2029	4,866,000	4,853,835
3.88%, 11/30/2029	4,212,000	4,199,496

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
4.13%, 11/30/2029	239,000	240,867
3.88%, 12/31/2029	3,178,000	3,168,069
3.50%, 1/31/2030	4,455,000	4,368,684
1.50%, 2/15/2030	4,229,000	3,789,250
4.00%, 2/28/2030	4,153,000	4,163,058
3.63%, 3/31/2030	3,907,000	3,848,395
3.50%, 4/30/2030	5,423,000	5,309,032
3.75%, 5/31/2030	3,712,000	3,673,720
4.00%, 5/31/2030	33,000	33,070
3.75%, 6/30/2030	1,259,000	1,245,525
4.00%, 7/31/2030	3,583,000	3,584,400
4.13%, 8/31/2030	3,940,000	3,963,086
4.63%, 9/30/2030	2,577,000	2,652,297
4.88%, 10/31/2030	3,617,000	3,765,636
4.38%, 11/30/2030	3,044,000	3,096,081
3.75%, 12/31/2030	5,059,000	4,987,067
4.00%, 1/31/2031	3,702,000	3,694,191
4.25%, 2/28/2031	2,192,000	2,214,091
4.13%, 3/31/2031	4,255,000	4,268,629
4.63%, 4/30/2031	5,828,000	5,996,466
4.63%, 5/31/2031	599,000	616,174
4.13%, 7/31/2031	1,033,000	1,034,695
1.25%, 8/15/2031	8,848,000	7,473,795
3.75%, 8/31/2031	6,021,000	5,903,402
3.63%, 9/30/2031	4,522,000	4,399,411
4.13%, 10/31/2031	3,777,000	3,777,295
1.38%, 11/15/2031	7,030,000	5,937,604
4.13%, 11/30/2031	3,486,000	3,485,183
4.50%, 12/31/2031	2,368,000	2,417,210
4.38%, 1/31/2032	852,000	863,316
1.88%, 2/15/2032	3,173,000	2,752,082
4.13%, 3/31/2032	442,000	441,240
4.00%, 4/30/2032	74,000	73,295
2.88%, 5/15/2032	5,324,000	4,910,558
4.13%, 5/31/2032	2,852,000	2,845,538
2.75%, 8/15/2032	6,649,000	6,057,862
3.50%, 2/15/2033	9,275,000	8,834,437
3.38%, 5/15/2033	7,046,000	6,634,249
3.88%, 8/15/2033	877,000	853,294
4.50%, 11/15/2033	3,869,000	3,927,640
4.00%, 2/15/2034	2,207,000	2,156,998
4.38%, 5/15/2034	2,532,000	2,539,913
4.25%, 11/15/2034	1,334,000	1,321,494
Total U.S. Treasury Obligations (Cost $600,876,994)		576,989,248
Mortgage-Backed Securities — 24.3%
FHLMC Gold Pools, 15 Year
Pool # J15449, 4.00%, 5/1/2026	8,196	8,162
Pool # G14781, 3.50%, 3/1/2027	4,521	4,473

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # G15201, 4.00%, 5/1/2027	80	80
Pool # J20129, 2.50%, 8/1/2027	19,700	19,333
Pool # G15438, 4.00%, 9/1/2027	521	517
Pool # G15602, 2.50%, 11/1/2027	12,192	11,973
Pool # E09028, 2.00%, 3/1/2028	31,027	30,153
Pool # J23362, 2.00%, 4/1/2028	29,686	28,827
Pool # G18466, 2.00%, 5/1/2028	4,428	4,293
Pool # G18465, 2.50%, 5/1/2028	7,929	7,746
Pool # G15601, 2.50%, 1/1/2029	16,386	15,999
Pool # G14957, 3.50%, 1/1/2029	39,198	38,696
Pool # G16570, 4.00%, 7/1/2029	44	43
Pool # G18540, 2.50%, 2/1/2030	13,618	13,159
Pool # G18556, 2.50%, 6/1/2030	18,644	17,979
Pool # V60840, 3.00%, 6/1/2030	4,481	4,375
Pool # G16019, 3.50%, 12/1/2030	2,147	2,136
Pool # J36660, 3.00%, 3/1/2032	22,235	21,541
Pool # G16568, 2.50%, 4/1/2033	1,889	1,797
FHLMC Gold Pools, 30 Year
Pool # V81680, 4.50%, 12/1/2034	54,104	53,200
Pool # A39210, 5.50%, 10/1/2035	15,092	15,399
Pool # V83754, 5.50%, 1/1/2036	21,941	22,411
Pool # A82255, 5.50%, 9/1/2036	88,574	88,381
Pool # G03381, 5.50%, 9/1/2037	14,455	14,744
Pool # A89760, 4.50%, 12/1/2039	14,630	14,416
Pool # A92197, 5.00%, 5/1/2040	40,774	40,844
Pool # G06856, 6.00%, 5/1/2040	2,926	3,052
Pool # A93359, 4.00%, 8/1/2040	618	596
Pool # Q03516, 4.50%, 9/1/2041	17,592	17,253
Pool # Q04688, 4.00%, 11/1/2041	2,315	2,201
Pool # G08477, 3.50%, 2/1/2042	4	4
Pool # Q06771, 3.00%, 3/1/2042	27,909	25,006
Pool # C03858, 3.50%, 4/1/2042	78,773	72,951
Pool # G60737, 4.50%, 8/1/2042	1,767	1,742
Pool # Q14694, 3.00%, 1/1/2043	2,295	2,045
Pool # G61723, 3.50%, 1/1/2043	49,715	46,056
Pool # Q17374, 4.00%, 4/1/2043	2,444	2,324
Pool # Z40090, 4.50%, 9/1/2044	21,243	20,563
Pool # G61617, 4.50%, 1/1/2045	14,994	14,780
Pool # G08653, 3.00%, 7/1/2045	36,973	32,434
Pool # Q35223, 4.00%, 8/1/2045	8,862	8,202
Pool # G60238, 3.50%, 10/1/2045	516,198	470,669
Pool # G60506, 3.50%, 4/1/2046	30,075	27,385
Pool # G08710, 3.00%, 6/1/2046	25,339	22,181
Pool # G61235, 4.50%, 9/1/2046	16,490	15,942
Pool # Q45872, 3.00%, 1/1/2047	254,023	221,672
Pool # G08747, 3.00%, 2/1/2047	130,678	114,090
Pool # G61623, 3.00%, 4/1/2047	19,403	16,997
Pool # G60996, 3.50%, 5/1/2047	5,757	5,239
Pool # V83233, 4.00%, 6/1/2047	72,176	67,464

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # G08787, 3.00%, 11/1/2047	235,510	204,712
Pool # G61681, 3.00%, 12/1/2047	5,388	4,685
Pool # Q52866, 3.00%, 12/1/2047	18,133	15,998
Pool # G08812, 3.00%, 4/1/2048	8,157	7,082
Pool # G61885, 4.50%, 11/1/2048	20,938	20,104
Pool # Q61487, 4.00%, 2/1/2049	27,536	25,715
FHLMC UMBS, 15 Year
Pool # ZK2723, 3.50%, 11/1/2025	968	962
Pool # SB0031, 3.50%, 10/1/2027	1,879	1,869
Pool # ZS7140, 2.00%, 1/1/2029	82,876	80,151
Pool # ZS7751, 3.00%, 1/1/2029	35,333	34,680
Pool # SB0071, 2.50%, 5/1/2030	8,788	8,609
Pool # ZS7331, 3.00%, 12/1/2030	13,292	12,931
Pool # ZK9070, 3.00%, 11/1/2032	411,186	397,179
Pool # SB0256, 4.00%, 11/1/2033	347	345
Pool # SB0077, 3.50%, 10/1/2034	27,345	26,740
Pool # SB0302, 3.00%, 4/1/2035	323,365	308,350
Pool # QN2407, 2.00%, 6/1/2035	85,073	77,294
Pool # SB8090, 2.50%, 2/1/2036	682,623	632,773
Pool # QN6095, 2.00%, 5/1/2036	109,014	98,856
Pool # QN6718, 2.00%, 6/1/2036	236,874	214,483
Pool # SB8131, 1.50%, 12/1/2036	554,384	486,323
Pool # SB8140, 1.50%, 2/1/2037	428,520	375,857
Pool # SB8141, 2.00%, 2/1/2037	1,378,260	1,245,676
FHLMC UMBS, 20 Year
Pool # ZA2277, 3.00%, 9/1/2032	45,921	44,223
Pool # ZJ9491, 3.50%, 12/1/2032	10,276	10,068
Pool # ZS9164, 3.00%, 9/1/2033	2,000	1,916
Pool # SC0107, 3.50%, 11/1/2034	3,619	3,525
Pool # ZA2463, 3.50%, 6/1/2037	22,526	21,624
Pool # RB5026, 2.50%, 11/1/2039	29,073	26,235
Pool # QK0157, 2.50%, 1/1/2040	14,329	12,697
Pool # RB5032, 2.50%, 2/1/2040	23,689	21,304
Pool # RB5037, 2.50%, 3/1/2040	2,394	2,152
Pool # RB5043, 2.50%, 4/1/2040	32,705	29,382
Pool # RB5048, 2.50%, 5/1/2040	69,233	62,179
Pool # SC0131, 1.50%, 3/1/2041	169,057	137,676
Pool # SC0134, 1.50%, 3/1/2041	171,554	139,709
Pool # RB5145, 2.00%, 2/1/2042	1,320,506	1,108,623
Pool # RB5154, 2.50%, 4/1/2042	790,971	689,489
FHLMC UMBS, 30 Year
Pool # ZI3765, 5.50%, 11/1/2035	18,785	19,142
Pool # ZJ0449, 4.00%, 9/1/2040	16,526	15,737
Pool # ZL3548, 3.50%, 8/1/2042	51,089	47,218
Pool # ZS3712, 3.50%, 4/1/2043	118,913	109,904
Pool # ZS4077, 3.50%, 1/1/2044	16,651	15,379
Pool # ZS4592, 4.00%, 11/1/2044	111,547	104,491
Pool # ZS4609, 3.00%, 4/1/2045	30,746	26,986
Pool # SD0146, 3.00%, 11/1/2046	101,360	88,615

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # ZM2209, 3.50%, 12/1/2046	261,343	237,321
Pool # SD0388, 3.50%, 6/1/2047	356,971	325,461
Pool # ZM4635, 4.00%, 11/1/2047	343,302	319,472
Pool # SD0225, 3.00%, 12/1/2047	460,378	402,377
Pool # ZS4750, 3.00%, 1/1/2048	19,455	16,888
Pool # ZM7669, 3.50%, 8/1/2048	62,468	55,861
Pool # ZN4476, 3.50%, 12/1/2048	214,265	193,165
Pool # ZA6286, 4.00%, 2/1/2049	104,480	97,398
Pool # ZT1776, 3.50%, 3/1/2049	18,205	16,350
Pool # ZN5087, 4.00%, 4/1/2049	81,457	75,664
Pool # ZT1864, 4.00%, 4/1/2049	2,428	2,261
Pool # ZT1951, 3.50%, 5/1/2049	5,912	5,291
Pool # ZT1952, 4.00%, 5/1/2049	38,804	36,117
Pool # QA4907, 3.00%, 6/1/2049	84,999	74,135
Pool # ZT2086, 3.50%, 6/1/2049	32,676	29,329
Pool # SD7502, 3.50%, 7/1/2049	95,599	86,062
Pool # SD8001, 3.50%, 7/1/2049	11,503	10,324
Pool # SD7501, 4.00%, 7/1/2049	59,133	55,113
Pool # QA1997, 3.00%, 8/1/2049	15,031	12,949
Pool # RA1202, 3.50%, 8/1/2049	321,667	289,162
Pool # SD8005, 3.50%, 8/1/2049	41,307	37,068
Pool # SD8006, 4.00%, 8/1/2049	23,653	21,984
Pool # QA4509, 3.00%, 11/1/2049	291,554	250,716
Pool # SD8025, 3.50%, 11/1/2049	122,783	110,158
Pool # RA1878, 3.50%, 12/1/2049	1,795	1,609
Pool # SD8037, 2.50%, 1/1/2050	352,157	289,655
Pool # RA2116, 3.00%, 2/1/2050	465,766	403,700
Pool # SD0303, 2.50%, 4/1/2050	583,340	481,513
Pool # QA9653, 3.50%, 5/1/2050	30,576	27,453
Pool # QB1691, 2.00%, 7/1/2050	710,420	558,016
Pool # RA3727, 2.00%, 10/1/2050	1,595,449	1,258,216
Pool # SD8104, 1.50%, 11/1/2050	1,093,355	807,807
Pool # RA4197, 2.50%, 12/1/2050	455,342	375,238
Pool # RA4349, 2.50%, 1/1/2051	292,537	242,285
Pool # QB8583, 1.50%, 2/1/2051	1,101,191	814,474
Pool # SD8145, 1.50%, 5/1/2051	931,244	686,656
Pool # RA5287, 2.00%, 5/1/2051	8,037	6,306
Pool # QC2565, 2.00%, 6/1/2051	1,552,379	1,214,041
Pool # QC3259, 2.00%, 6/1/2051	306,761	238,511
Pool # SD8158, 3.50%, 6/1/2051	239,016	213,385
Pool # QC6057, 2.50%, 8/1/2051	220,369	181,039
Pool # SD8163, 3.50%, 8/1/2051	94,623	84,484
Pool # RA5832, 2.50%, 9/1/2051	609,620	504,527
Pool # SD0688, 2.50%, 10/1/2051	3,793,698	3,128,235
Pool # SD8173, 2.50%, 10/1/2051	973,188	794,678
Pool # QC8788, 3.00%, 10/1/2051	1,546,553	1,317,893
Pool # QD3500, 2.50%, 12/1/2051	1,520,620	1,251,522
Pool # RA6816, 2.00%, 2/1/2052	218,698	170,132
Pool # SD0897, 2.00%, 2/1/2052	846,189	666,451

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # SD8193, 2.00%, 2/1/2052	9,687,421	7,551,063
Pool # SD8204, 2.00%, 4/1/2052	1,695,597	1,320,093
Pool # QD9578, 2.50%, 4/1/2052	1,335,105	1,092,888
Pool # SD8205, 2.50%, 4/1/2052	4,757,877	3,878,459
Pool # SD1461, 3.00%, 5/1/2052	853,361	734,364
Pool # SD8214, 3.50%, 5/1/2052	981,784	872,086
Pool # SD1840, 3.00%, 6/1/2052	407,012	349,362
Pool # RA8112, 4.50%, 10/1/2052	1,649,147	1,558,982
Pool # SD2381, 5.50%, 3/1/2053	4,058,614	4,052,286
Pool # SD2572, 5.50%, 3/1/2053	853,127	851,996
Pool # SD2580, 6.00%, 3/1/2053	759,611	768,635
Pool # RA8736, 6.50%, 3/1/2053	641,942	662,223
Pool # SD8322, 4.50%, 5/1/2053	87,829	82,968
Pool # RA9469, 6.50%, 7/1/2053	359,446	370,802
Pool # SD8373, 6.00%, 11/1/2053	1,616,818	1,634,810
Pool # SD8397, 6.50%, 1/1/2054	2,381,588	2,445,183
Pool # SD4605, 7.00%, 1/1/2054	314,559	328,292
Pool # SD7572, 6.50%, 5/1/2054	1,060,708	1,096,148
FNMA UMBS, 15 Year
Pool # AE0939, 3.50%, 2/1/2026	3,070	3,054
Pool # FM2968, 4.00%, 5/1/2026	816	811
Pool # AJ9357, 3.50%, 1/1/2027	18,661	18,479
Pool # AL4586, 4.00%, 2/1/2027	3,350	3,328
Pool # AO4400, 2.50%, 7/1/2027	16,301	15,934
Pool # AL8138, 4.00%, 9/1/2027	1,386	1,380
Pool # AB6811, 2.50%, 10/1/2027	4,582	4,484
Pool # AQ9442, 2.00%, 12/1/2027	10,228	9,945
Pool # AB8447, 2.50%, 2/1/2028	8,977	8,774
Pool # AR4180, 2.50%, 2/1/2028	3,811	3,725
Pool # AB8787, 2.00%, 3/1/2028	27,749	26,936
Pool # AP6059, 2.00%, 6/1/2028	4,026	3,890
Pool # BM1892, 2.50%, 9/1/2028	7,287	7,139
Pool # AL6132, 4.50%, 3/1/2029	407	406
Pool # FM1105, 2.50%, 6/1/2029	16,409	16,033
Pool # AS3345, 2.00%, 7/1/2029	7,489	7,195
Pool # FM1465, 3.00%, 5/1/2030	42,590	41,723
Pool # 890666, 2.00%, 6/1/2030	12,622	12,172
Pool # AL9418, 3.50%, 8/1/2031	20,074	19,773
Pool # BD5647, 2.00%, 11/1/2031	11,128	10,512
Pool # 890776, 3.50%, 11/1/2031	11,004	10,846
Pool # BM5490, 3.50%, 11/1/2031	7,143	7,044
Pool # AS8708, 2.50%, 2/1/2032	2,056	1,966
Pool # BM4993, 3.50%, 3/1/2032	9,757	9,626
Pool # MA3124, 2.50%, 9/1/2032	22,554	21,555
Pool # FM3099, 3.50%, 9/1/2032	6,363	6,310
Pool # CA0775, 2.50%, 11/1/2032	16,961	16,056
Pool # BH7081, 2.50%, 12/1/2032	24,226	23,080
Pool # BH8720, 3.50%, 12/1/2032	22,150	21,542
Pool # FM1691, 2.50%, 1/1/2033	8,022	7,750

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CA9078, 3.00%, 9/1/2033	231,212	224,889
Pool # FM1123, 4.00%, 9/1/2033	1,329	1,319
Pool # FM2153, 4.00%, 11/1/2033	1,602	1,592
Pool # BD9105, 4.00%, 1/1/2034	25,481	24,788
Pool # BM5306, 4.00%, 1/1/2034	3,304	3,276
Pool # FM1733, 3.50%, 5/1/2034	395,915	387,295
Pool # BO1822, 3.50%, 7/1/2034	48,568	47,454
Pool # MA3764, 2.50%, 9/1/2034	5,818	5,430
Pool # MA3910, 2.00%, 1/1/2035	19,473	17,755
Pool # FM3569, 3.00%, 1/1/2035	67,225	65,260
Pool # FM7941, 2.50%, 2/1/2035	219,160	209,999
Pool # FM2708, 3.00%, 3/1/2035	28,898	28,136
Pool # MA4075, 2.50%, 7/1/2035	293,407	271,999
Pool # CA7497, 2.50%, 10/1/2035	883,004	820,197
Pool # BP7572, 2.50%, 11/1/2035	588,610	544,305
Pool # FM5396, 2.00%, 12/1/2035	553,614	505,042
Pool # BR1309, 2.00%, 1/1/2036	393,996	357,460
Pool # FM5537, 2.00%, 1/1/2036	447,715	406,792
Pool # FM5797, 2.00%, 1/1/2036	426,804	387,805
Pool # CB0305, 1.50%, 5/1/2036	670,293	589,286
Pool # FM7843, 1.50%, 6/1/2036	63,982	56,248
Pool # MA4430, 1.00%, 8/1/2036	135,565	116,132
Pool # BT0273, 1.50%, 9/1/2036	334,592	294,055
Pool # MA4418, 2.00%, 9/1/2036	126,694	114,569
Pool # FM9247, 2.00%, 11/1/2036	274,634	248,215
Pool # MA4497, 2.00%, 12/1/2036	3,868,297	3,502,583
Pool # BV7189, 2.00%, 3/1/2037	659,261	595,842
Pool # MA4581, 1.50%, 4/1/2037	731,536	641,251
Pool # MA4582, 2.00%, 4/1/2037	934,249	844,377
Pool # MA4604, 3.00%, 5/1/2037	674,176	635,387
Pool # FS4059, 1.50%, 8/1/2037	1,969,133	1,727,147
Pool # FS4794, 2.00%, 8/1/2037	70,861	64,044
Pool # FS4756, 2.50%, 8/1/2037	1,564,860	1,450,492
FNMA UMBS, 20 Year
Pool # AE6799, 4.50%, 11/1/2030	1,139	1,137
Pool # MA0885, 3.50%, 10/1/2031	16,860	16,548
Pool # AB4853, 3.00%, 4/1/2032	17,700	17,075
Pool # MA1058, 3.00%, 5/1/2032	7,864	7,588
Pool # MA1165, 3.00%, 9/1/2032	44,638	42,742
Pool # MA2079, 4.00%, 11/1/2034	9,409	9,326
Pool # AL7654, 3.00%, 9/1/2035	42,838	40,278
Pool # MA2472, 3.00%, 12/1/2035	8,769	8,273
Pool # FM1133, 4.00%, 6/1/2036	20,591	20,413
Pool # BM3089, 4.00%, 8/1/2037	366,546	359,926
Pool # MA3099, 4.00%, 8/1/2037	1,534	1,511
Pool # BM5330, 2.50%, 12/1/2037	28,840	26,560
Pool # FM3204, 4.00%, 10/1/2038	24,058	23,469
Pool # MA4072, 2.50%, 7/1/2040	116,045	104,050
Pool # MA4128, 2.00%, 9/1/2040	1,108,447	974,601

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA4204, 2.00%, 12/1/2040	694,036	588,330
Pool # CA9019, 2.00%, 2/1/2041	291,781	247,120
Pool # MA4310, 1.50%, 4/1/2041	643,293	523,876
Pool # MA4422, 2.00%, 9/1/2041	323,531	272,656
Pool # FS0316, 1.50%, 11/1/2041	549,305	444,942
Pool # MA4474, 2.00%, 11/1/2041	413,395	347,898
Pool # MA4519, 1.50%, 1/1/2042	432,870	349,946
Pool # MA4521, 2.50%, 1/1/2042	443,640	383,794
Pool # MA4587, 2.50%, 4/1/2042	367,517	317,815
FNMA UMBS, 30 Year
Pool # 254447, 6.00%, 9/1/2032	14,255	14,743
Pool # 711215, 5.50%, 6/1/2033	14,112	14,160
Pool # 725228, 6.00%, 3/1/2034	34,266	35,383
Pool # 790003, 6.00%, 8/1/2034	11,265	11,636
Pool # 735503, 6.00%, 4/1/2035	24,891	25,829
Pool # 904601, 6.00%, 11/1/2036	27,179	28,317
Pool # 888538, 5.50%, 1/1/2037	14,443	14,764
Pool # AB0284, 6.00%, 2/1/2037	26,622	27,737
Pool # 956965, 6.50%, 12/1/2037	10,733	11,132
Pool # BH7907, 6.50%, 12/1/2037	14,747	15,535
Pool # 961793, 5.00%, 3/1/2038	53,154	53,328
Pool # 985661, 5.50%, 6/1/2038	11,511	11,683
Pool # AC2638, 5.00%, 10/1/2039	96,512	96,551
Pool # AL0100, 6.00%, 10/1/2039	36,979	38,522
Pool # AC4886, 5.00%, 11/1/2039	18,187	18,194
Pool # 190399, 5.50%, 11/1/2039	58,585	59,457
Pool # AB1143, 4.50%, 6/1/2040	57,278	56,368
Pool # AD6938, 4.50%, 6/1/2040	91,642	90,156
Pool # AB1292, 5.00%, 8/1/2040	12,623	12,638
Pool # AL5437, 5.00%, 8/1/2040	62,347	62,218
Pool # AB1421, 5.00%, 9/1/2040	29,555	29,567
Pool # AE4142, 5.00%, 9/1/2040	28,925	28,690
Pool # AE3857, 5.00%, 10/1/2040	350,185	350,327
Pool # AE8289, 4.00%, 12/1/2040	69,414	66,128
Pool # MA0622, 3.50%, 1/1/2041	23,945	22,189
Pool # AH2312, 5.00%, 1/1/2041	62,745	62,771
Pool # AE0828, 3.50%, 2/1/2041	13,443	12,459
Pool # AH3804, 4.00%, 2/1/2041	15,260	14,539
Pool # MA0639, 4.00%, 2/1/2041	24,248	23,093
Pool # AL0241, 4.00%, 4/1/2041	49,830	47,445
Pool # AI1887, 4.50%, 5/1/2041	215,045	211,068
Pool # BM3118, 6.00%, 7/1/2041	59,864	62,363
Pool # AJ2293, 4.00%, 9/1/2041	13,789	13,135
Pool # AW8154, 3.50%, 1/1/2042	16,459	15,239
Pool # AX5318, 4.50%, 1/1/2042	49,856	48,879
Pool # BD4480, 4.50%, 1/1/2042	282,194	274,137
Pool # AL1998, 4.00%, 3/1/2042	75,560	71,904
Pool # AO4134, 3.50%, 6/1/2042	9,491	8,779
Pool # AB6632, 3.50%, 10/1/2042	98,820	91,344

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AB6633, 3.50%, 10/1/2042	17,302	15,993
Pool # AL3344, 4.50%, 10/1/2042	103,598	101,377
Pool # AB6828, 3.50%, 11/1/2042	1,326	1,226
Pool # AL3182, 3.50%, 12/1/2042	14,446	13,368
Pool # AB7964, 3.50%, 2/1/2043	1,789	1,653
Pool # AR2271, 3.50%, 2/1/2043	240,365	221,807
Pool # BM4751, 3.50%, 3/1/2043	25,181	23,348
Pool # AB8742, 4.00%, 3/1/2043	10,766	10,234
Pool # AR6770, 4.00%, 3/1/2043	12,458	11,828
Pool # AB9194, 3.50%, 5/1/2043	95,324	87,925
Pool # AT2612, 3.50%, 9/1/2043	62,137	57,352
Pool # AU4256, 3.50%, 9/1/2043	19,701	17,964
Pool # AL4062, 4.00%, 9/1/2043	21,150	20,074
Pool # BM4635, 2.50%, 10/1/2043	127,870	110,837
Pool # AS1121, 4.00%, 11/1/2043	24,414	23,099
Pool # AV0022, 4.00%, 11/1/2043	371,124	351,474
Pool # AV6103, 4.00%, 1/1/2044	134,813	127,175
Pool # BC1737, 4.00%, 1/1/2044	45,610	44,242
Pool # BM5365, 4.00%, 3/1/2044	53,921	51,376
Pool # FM1744, 3.50%, 5/1/2044	24,262	22,437
Pool # AS2700, 4.00%, 6/1/2044	30,284	28,568
Pool # AW6233, 4.50%, 6/1/2044	308,784	298,601
Pool # AS2947, 4.00%, 7/1/2044	31,828	29,996
Pool # AL9072, 5.00%, 7/1/2044	52,461	53,003
Pool # AL9569, 5.00%, 8/1/2044	75,165	75,504
Pool # AX0152, 4.50%, 9/1/2044	19,236	18,526
Pool # AS3867, 4.00%, 11/1/2044	8,192	7,677
Pool # FM1746, 3.50%, 1/1/2045	72,696	67,192
Pool # FM0015, 4.00%, 2/1/2045	77,870	73,976
Pool # MA2193, 4.50%, 2/1/2045	5,817	5,609
Pool # FM3414, 4.00%, 3/1/2045	502,718	470,941
Pool # BM3398, 3.50%, 4/1/2045	11,567	10,684
Pool # AS5851, 4.50%, 9/1/2045	8,485	8,174
Pool # AS6184, 3.50%, 11/1/2045	104,286	94,999
Pool # BA0315, 3.50%, 11/1/2045	385,467	350,284
Pool # FM1869, 4.00%, 11/1/2045	51,855	48,652
Pool # BC0066, 3.50%, 12/1/2045	25,524	23,209
Pool # FM3413, 4.00%, 1/1/2046	61,916	58,303
Pool # FM2323, 4.00%, 2/1/2046	31,490	29,968
Pool # AL9128, 4.50%, 2/1/2046	14,961	14,630
Pool # AS6811, 3.00%, 3/1/2046	21,801	19,080
Pool # BM4834, 3.00%, 3/1/2046	22,860	20,323
Pool # FM1782, 4.00%, 3/1/2046	10,026	9,486
Pool # FM2195, 4.00%, 3/1/2046	22,888	21,772
Pool # AS7003, 3.00%, 4/1/2046	28,533	24,949
Pool # AS7198, 4.50%, 5/1/2046	79,921	76,996
Pool # AS7660, 2.50%, 8/1/2046	182,455	153,267
Pool # AL9385, 3.00%, 11/1/2046	40,452	35,342
Pool # MA2806, 3.00%, 11/1/2046	127,504	111,328

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BM3288, 3.50%, 12/1/2046	17,190	15,713
Pool # FM2807, 3.00%, 1/1/2047	65,411	57,618
Pool # 890856, 3.50%, 1/1/2047	106,815	96,835
Pool # FM3374, 3.50%, 1/1/2047	116,506	107,927
Pool # FM0041, 3.00%, 2/1/2047	517,753	452,309
Pool # BM5955, 4.00%, 2/1/2047	25,766	24,188
Pool # BM5270, 4.50%, 2/1/2047	12,798	12,563
Pool # BM4350, 3.00%, 3/1/2047	618,582	546,323
Pool # MA2920, 3.00%, 3/1/2047	6,388	5,570
Pool # AS9313, 4.00%, 3/1/2047	12,574	11,742
Pool # FM4735, 3.00%, 4/1/2047	134,801	116,901
Pool # AS9480, 4.50%, 4/1/2047	18,669	17,978
Pool # FM1772, 4.50%, 5/1/2047	11,814	11,594
Pool # BD0667, 4.50%, 6/1/2047	351,168	335,103
Pool # AS9946, 3.50%, 7/1/2047	35,525	32,237
Pool # BM1568, 3.50%, 7/1/2047	51,555	47,252
Pool # BH7375, 3.50%, 8/1/2047	39,788	36,122
Pool # CA0148, 4.50%, 8/1/2047	8,386	8,023
Pool # CA0850, 3.00%, 9/1/2047	29,340	25,487
Pool # MA3147, 3.00%, 10/1/2047	33,031	28,682
Pool # BM2003, 4.00%, 10/1/2047	125,282	116,954
Pool # BH9392, 3.50%, 11/1/2047	10,945	9,858
Pool # CA0681, 3.50%, 11/1/2047	175,679	159,581
Pool # CA4015, 3.00%, 1/1/2048	7,813	6,779
Pool # BJ6154, 3.50%, 1/1/2048	133,349	120,924
Pool # MA3238, 3.50%, 1/1/2048	39,841	35,968
Pool # BJ5910, 3.50%, 2/1/2048	179,768	164,193
Pool # BM4054, 4.00%, 5/1/2048	75,165	70,498
Pool # BM4757, 3.50%, 7/1/2048	31,329	28,580
Pool # FM3438, 3.00%, 8/1/2048	561,114	490,209
Pool # BM2007, 4.00%, 9/1/2048	3,434	3,203
Pool # CA2368, 4.00%, 9/1/2048	22,273	20,767
Pool # CA4655, 3.50%, 10/1/2048	76,262	69,178
Pool # MA3495, 4.00%, 10/1/2048	22,243	20,730
Pool # CA2432, 4.50%, 10/1/2048	40,176	38,523
Pool # FM7895, 3.50%, 11/1/2048	216,078	196,509
Pool # FM1248, 4.50%, 11/1/2048	13,042	12,518
Pool # CA2797, 4.50%, 12/1/2048	77,199	74,027
Pool # FM0030, 3.00%, 2/1/2049	41,273	36,025
Pool # FM6237, 3.50%, 4/1/2049	458,781	417,461
Pool # MA3637, 3.50%, 4/1/2049	13,759	12,353
Pool # MA3638, 4.00%, 4/1/2049	13,247	12,327
Pool # BN5418, 4.50%, 4/1/2049	13,908	13,341
Pool # MA3663, 3.50%, 5/1/2049	798,751	714,820
Pool # MA3664, 4.00%, 5/1/2049	6,511	6,056
Pool # FM4074, 4.50%, 5/1/2049	222,436	213,276
Pool # CA4358, 3.50%, 7/1/2049	13,914	12,485
Pool # MA3692, 3.50%, 7/1/2049	809,427	726,450
Pool # FM1672, 4.50%, 7/1/2049	692,153	678,100

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA3745, 3.50%, 8/1/2049	65,440	58,718
Pool # MA3746, 4.00%, 8/1/2049	9,574	8,898
Pool # FM1385, 5.00%, 8/1/2049	274,737	272,043
Pool # BO4012, 3.00%, 9/1/2049	98,853	84,323
Pool # FM1449, 3.50%, 9/1/2049	117,448	105,371
Pool # FM4430, 3.50%, 9/1/2049	234,713	210,816
Pool # FM3572, 4.50%, 9/1/2049	60,728	58,240
Pool # MA3803, 3.50%, 10/1/2049	31,605	28,349
Pool # MA3833, 2.50%, 11/1/2049	769,433	635,213
Pool # BK0350, 3.00%, 11/1/2049	681,310	591,464
Pool # FM2363, 3.00%, 1/1/2050	1,318,497	1,152,485
Pool # CA5021, 3.50%, 1/1/2050	29,576	26,519
Pool # FM5922, 3.50%, 1/1/2050	298,063	267,395
Pool # MA3906, 3.50%, 1/1/2050	29,244	26,219
Pool # FM2733, 2.50%, 3/1/2050	85,351	70,448
Pool # FM4372, 3.50%, 3/1/2050	404,269	363,551
Pool # BP2403, 3.50%, 4/1/2050	241,301	215,993
Pool # BP5001, 2.50%, 5/1/2050	479,579	395,981
Pool # FM3257, 3.00%, 5/1/2050	198,210	173,714
Pool # BP6626, 2.00%, 8/1/2050	2,048,252	1,605,542
Pool # MA4100, 2.00%, 8/1/2050	952,304	741,004
Pool # BP9500, 2.50%, 8/1/2050	75,261	62,084
Pool # FM5750, 4.00%, 8/1/2050	265,561	245,628
Pool # BK3044, 2.50%, 9/1/2050	664,364	547,869
Pool # BP6702, 2.50%, 9/1/2050	495,396	409,088
Pool # FM8260, 4.00%, 9/1/2050	444,778	415,153
Pool # MA4159, 2.50%, 10/1/2050	495,036	405,653
Pool # CA7603, 2.50%, 11/1/2050	268,213	221,031
Pool # MA4183, 2.50%, 11/1/2050	2,214,376	1,818,484
Pool # CA8005, 1.50%, 12/1/2050	149,367	110,296
Pool # CA8222, 1.50%, 12/1/2050	256,272	189,719
Pool # MA4209, 1.50%, 12/1/2050	1,135,841	838,064
Pool # BQ5160, 2.00%, 12/1/2050	2,292,466	1,792,001
Pool # FM5849, 2.00%, 12/1/2050	809,090	629,094
Pool # FM5597, 2.00%, 1/1/2051	199,894	155,545
Pool # FM6241, 2.00%, 1/1/2051	3,061,423	2,396,437
Pool # FM5854, 2.50%, 1/1/2051	148,372	123,104
Pool # MA4254, 1.50%, 2/1/2051	304,177	224,288
Pool # CA9190, 2.00%, 2/1/2051	156,407	122,073
Pool # FM6126, 2.00%, 2/1/2051	178,409	138,827
Pool # BR3515, 2.50%, 2/1/2051	145,264	119,671
Pool # FM6523, 2.50%, 3/1/2051	242,927	200,193
Pool # FM6764, 2.50%, 3/1/2051	753,024	613,991
Pool # FM6537, 2.00%, 4/1/2051	2,434,539	1,928,810
Pool # MA4306, 2.50%, 4/1/2051	215,072	176,474
Pool # MA4343, 1.50%, 5/1/2051	354,579	261,455
Pool # FM7066, 2.50%, 5/1/2051	652,022	537,276
Pool # MA4354, 1.50%, 6/1/2051	456,044	336,266
Pool # CB0727, 2.50%, 6/1/2051	1,218,925	1,002,895

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FM7418, 2.50%, 6/1/2051	745,879	617,313
Pool # MA4356, 2.50%, 6/1/2051	3,860,773	3,162,193
Pool # MA4377, 1.50%, 7/1/2051	160,791	118,584
Pool # FM8194, 2.00%, 7/1/2051	332,003	258,137
Pool # CB1027, 2.50%, 7/1/2051	231,872	189,855
Pool # MA4379, 2.50%, 7/1/2051	3,491,046	2,861,515
Pool # FM8278, 3.50%, 7/1/2051	294,146	262,664
Pool # BR2236, 2.50%, 8/1/2051	225,785	184,746
Pool # BR2237, 2.50%, 8/1/2051	444,354	364,957
Pool # CB1276, 2.50%, 8/1/2051	653,019	536,068
Pool # FM8730, 2.00%, 9/1/2051	868,303	675,104
Pool # MA4413, 2.00%, 9/1/2051	675,744	527,103
Pool # CB2364, 2.00%, 12/1/2051	4,192,336	3,267,083
Pool # FM9868, 2.50%, 12/1/2051	458,253	378,097
Pool # FM9870, 2.50%, 12/1/2051	469,075	386,668
Pool # MA4493, 2.50%, 12/1/2051	780,223	637,764
Pool # MA4512, 2.50%, 1/1/2052	832,305	680,662
Pool # CB2773, 2.00%, 2/1/2052	1,708,056	1,331,962
Pool # BV4248, 2.00%, 3/1/2052	833,617	658,404
Pool # CB3040, 2.00%, 3/1/2052	4,377,815	3,411,359
Pool # MA4577, 2.00%, 4/1/2052	1,373,754	1,069,107
Pool # FS1538, 3.00%, 4/1/2052	410,609	352,557
Pool # CB3608, 3.50%, 5/1/2052	168,582	150,008
Pool # MA4622, 2.00%, 6/1/2052	4,348,850	3,384,508
Pool # MA4624, 3.00%, 6/1/2052	10,950,414	9,324,426
Pool # CB4209, 3.50%, 7/1/2052	876,733	778,348
Pool # MA4699, 3.50%, 8/1/2052	1,764,251	1,566,942
Pool # MA4700, 4.00%, 8/1/2052	2,580,391	2,369,389
Pool # MA4701, 4.50%, 8/1/2052	849,378	802,761
Pool # FS2619, 5.00%, 8/1/2052	832,176	808,655
Pool # FS3392, 4.00%, 9/1/2052	807,352	742,581
Pool # MA4732, 4.00%, 9/1/2052	429,809	393,865
Pool # MA4805, 4.50%, 11/1/2052	8,465	8,001
Pool # MA4840, 4.50%, 12/1/2052	859,407	812,334
Pool # FS3455, 5.00%, 12/1/2052	772,267	755,003
Pool # MA4869, 5.50%, 1/1/2053	1,227,041	1,218,424
Pool # MA4933, 3.50%, 2/1/2053	1,148,419	1,018,271
Pool # MA4918, 5.00%, 2/1/2053	1,673,293	1,623,897
Pool # CB5600, 5.50%, 2/1/2053	819,683	818,553
Pool # MA4919, 5.50%, 2/1/2053	1,615,466	1,603,503
Pool # MA4920, 6.00%, 2/1/2053	1,967,171	1,991,597
Pool # MA4962, 4.00%, 3/1/2053	1,779,017	1,632,828
Pool # BX7958, 5.00%, 3/1/2053	788,001	770,447
Pool # CB5906, 5.50%, 3/1/2053	252,066	250,225
Pool # MA4943, 6.50%, 3/1/2053	748,879	772,176
Pool # MA4964, 7.00%, 3/1/2053	288,540	301,513
Pool # MA4979, 5.50%, 4/1/2053	810,463	803,736
Pool # MA5038, 5.00%, 6/1/2053	3,333,730	3,234,460
Pool # MA5071, 5.00%, 7/1/2053	1,764,999	1,712,441

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA5072, 5.50%, 7/1/2053	845,111	837,879
Pool # MA5138, 5.50%, 9/1/2053	852,703	845,343
Pool # DA4550, 6.50%, 11/1/2053	1,719,624	1,773,182
Pool # MA5192, 6.50%, 11/1/2053	689,644	708,059
Pool # MA5217, 6.50%, 12/1/2053	249,630	256,296
Pool # FS6772, 7.00%, 1/1/2054	347,668	365,178
Pool # MA5499, 6.50%, 10/1/2054	1,310,014	1,348,377
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 1.50%, 6/25/2040 (a)	1,826,000	1,600,372
TBA, 3.00%, 6/25/2040 (a)	650,000	612,517
TBA, 3.50%, 6/25/2040 (a)	350,000	334,192
TBA, 4.00%, 6/25/2040 (a)	200,000	193,577
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 6/25/2055 (a)	18,000,000	13,982,788
TBA, 2.50%, 6/25/2055 (a)	9,000,000	7,328,909
TBA, 3.00%, 6/25/2055 (a)	3,703,000	3,150,294
TBA, 3.50%, 6/25/2055 (a)	700,000	620,391
TBA, 4.00%, 6/25/2055 (a)	3,049,000	2,793,094
TBA, 4.50%, 6/25/2055 (a)	3,254,000	3,068,692
TBA, 5.00%, 6/25/2055 (a)	4,507,000	4,362,128
TBA, 5.50%, 6/25/2055 (a)	11,312,000	11,197,879
TBA, 6.00%, 6/25/2055 (a)	5,100,000	5,149,783
GNMA I, 30 Year
Pool # 704155, 5.50%, 1/15/2039	11,706	11,824
Pool # 726769, 5.00%, 9/15/2039	11,205	11,203
Pool # 754439, 3.50%, 12/15/2041	72,595	66,539
Pool # 783748, 3.50%, 4/15/2043	52,004	47,511
Pool # 784660, 4.00%, 4/15/2043	4,323	4,069
Pool # AC2224, 3.50%, 6/15/2043	35,541	32,443
Pool # AJ4151, 4.00%, 9/15/2044	157,620	147,558
Pool # AL9314, 3.00%, 3/15/2045	30,836	27,095
Pool # 784664, 4.00%, 4/15/2045	16,510	15,540
Pool # AO0544, 3.00%, 8/15/2045	17,642	15,501
GNMA II, 15 Year
Pool # MA0513, 2.50%, 11/20/2027	18,851	18,468
Pool # MA4625, 3.50%, 8/20/2032	13,070	12,825
Pool # MA6906, 2.50%, 10/20/2035	259,460	242,178
GNMA II, 30 Year
Pool # 3459, 5.50%, 10/20/2033	30,601	31,359
Pool # 4467, 4.00%, 6/20/2039	9,441	8,832
Pool # 4494, 4.00%, 7/20/2039	10,244	9,657
Pool # 4576, 4.00%, 11/20/2039	4,748	4,439
Pool # 4656, 4.00%, 3/20/2040	7,581	7,144
Pool # 4677, 4.00%, 4/20/2040	20,339	19,166
Pool # 4695, 4.00%, 5/20/2040	2,268	2,137
Pool # 4712, 4.00%, 6/20/2040	3,540	3,336
Pool # 4800, 4.00%, 9/20/2040	3,644	3,434
Pool # 737727, 4.00%, 12/20/2040	30,829	28,898
Pool # 4945, 4.00%, 2/20/2041	7,850	7,397

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 4950, 5.50%, 2/20/2041	12,967	13,201
Pool # 4976, 3.50%, 3/20/2041	9,851	9,038
Pool # 4977, 4.00%, 3/20/2041	14,741	13,891
Pool # 5016, 4.00%, 4/20/2041	5,574	5,253
Pool # 5054, 4.00%, 5/20/2041	8,722	8,218
Pool # 5114, 4.00%, 7/20/2041	1,167	1,100
Pool # 5233, 4.00%, 11/20/2041	1,431	1,348
Pool # 5258, 3.50%, 12/20/2041	87,055	79,862
Pool # 5259, 4.00%, 12/20/2041	5,501	5,183
Pool # 5279, 3.50%, 1/20/2042	16,271	14,925
Pool # 5330, 3.00%, 3/20/2042	11,215	10,081
Pool # 796468, 4.00%, 9/20/2042	14,134	13,248
Pool # 783976, 3.50%, 4/20/2043	15,939	14,401
Pool # MA1376, 4.00%, 10/20/2043	76,004	71,458
Pool # AI7106, 4.00%, 6/20/2044	27,878	25,992
Pool # MA2678, 3.50%, 3/20/2045	100,868	91,709
Pool # MA2679, 4.00%, 3/20/2045	35,150	32,904
Pool # MA2753, 3.00%, 4/20/2045	51,345	45,500
Pool # MA2829, 5.00%, 5/20/2045	18,853	18,789
Pool # 784119, 3.00%, 2/20/2046	114,441	101,264
Pool # MA3458, 5.50%, 2/20/2046	23,568	23,993
Pool # MA3735, 3.00%, 6/20/2046	208,805	184,653
Pool # MA4072, 5.00%, 11/20/2046	18,756	18,760
Pool # MA4126, 3.00%, 12/20/2046	41,896	36,996
Pool # MA4511, 4.00%, 6/20/2047	127,349	118,238
Pool # BA5041, 5.00%, 6/20/2047	91,353	89,762
Pool # MA4718, 3.00%, 9/20/2047	5,730	5,051
Pool # MA4837, 3.50%, 11/20/2047	6,326,799	5,705,777
Pool # MA5019, 3.50%, 2/20/2048	175,030	157,797
Pool # MA5329, 3.50%, 7/20/2048	6,148	5,543
Pool # MA5468, 5.00%, 9/20/2048	4,737	4,659
Pool # MA5527, 3.50%, 10/20/2048	22,994	20,698
Pool # MA5595, 4.00%, 11/20/2048	28,708	26,568
Pool # MA5651, 4.00%, 12/20/2048	137,852	127,588
Pool # MA5709, 3.50%, 1/20/2049	65,218	58,846
Pool # BI6473, 4.00%, 1/20/2049	674,244	629,026
Pool # MA5711, 4.50%, 1/20/2049	3,861,684	3,683,835
Pool # MA5985, 3.50%, 6/20/2049	33,446	29,872
Pool # MA6220, 4.00%, 10/20/2049	144,560	132,835
Pool # MA6283, 3.00%, 11/20/2049	411,804	360,376
Pool # MA6478, 5.00%, 2/20/2050	18,421	18,167
Pool # MA6542, 3.50%, 3/20/2050	185,368	166,313
Pool # MA7051, 2.00%, 12/20/2050	1,856,424	1,491,686
Pool # MA7055, 4.00%, 12/20/2050	183,611	169,743
Pool # MA7135, 2.00%, 1/20/2051	2,120,300	1,703,717
Pool # MA7417, 2.00%, 6/20/2051	2,527,870	2,031,211
Pool # MA7420, 3.50%, 6/20/2051	335,706	300,535
Pool # MA7473, 3.00%, 7/20/2051	405,992	354,069
Pool # MA7590, 3.00%, 9/20/2051	3,847,615	3,354,174

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA7705, 2.50%, 11/20/2051	9,557,758	8,010,995
Pool # MA7766, 2.00%, 12/20/2051	1,915,866	1,539,449
Pool # MA7988, 3.00%, 4/20/2052	2,341,966	2,041,618
Pool # MA8043, 3.00%, 5/20/2052	2,033,816	1,772,988
Pool # MA8267, 4.00%, 9/20/2052	996,865	917,053
Pool # MA8269, 5.00%, 9/20/2052	514,478	501,463
Pool # MA8270, 5.50%, 9/20/2052	714,965	713,078
Pool # MA8346, 4.00%, 10/20/2052	1,806,871	1,662,207
Pool # MA8493, 6.50%, 12/20/2052	178,437	182,875
Pool # MA8573, 7.00%, 1/20/2053	351,311	363,021
Pool # MA8800, 5.00%, 4/20/2053	2,113,151	2,059,235
Pool # 786633, 6.00%, 4/20/2053	1,605,852	1,630,146
Pool # MA8879, 5.50%, 5/20/2053	2,021,742	2,015,994
Pool # MA8947, 5.00%, 6/20/2053	1,759,583	1,713,423
Pool # MA9019, 6.50%, 7/20/2053	395,004	404,595
Pool # MA9105, 5.00%, 8/20/2053	1,783,747	1,733,390
Pool # MA9173, 6.50%, 9/20/2053	561,639	575,004
Pool # MA9365, 7.00%, 12/20/2053	867,883	897,384
Pool # MA9907, 6.00%, 9/20/2054	5,204,503	5,259,282
Pool # MB0309, 6.00%, 4/20/2055	1,646,581	1,664,022
Pool # MB0368, 6.50%, 5/20/2055	4,500,000	4,609,332
GNMA II, Single Family, 30 Year
TBA, 2.50%, 6/15/2055 (a)	2,027,000	1,697,824
TBA, 3.00%, 6/15/2055 (a)	556,000	484,306
TBA, 3.50%, 6/15/2055 (a)	1,871,000	1,664,355
TBA, 4.00%, 6/15/2055 (a)	1,986,000	1,818,363
TBA, 4.50%, 6/15/2055 (a)	3,949,000	3,725,089
TBA, 5.50%, 6/15/2055 (a)	1,102,000	1,094,036
TBA, 6.00%, 6/15/2055 (a)	961,000	970,161
TBA, 5.00%, 7/15/2055 (a)	1,024,000	992,675
TBA, 5.50%, 7/15/2055 (a)	220,000	218,204
TBA, 6.00%, 7/15/2055 (a)	3,360,000	3,387,044
Total Mortgage-Backed Securities (Cost $333,612,854)		313,590,619
Corporate Bonds — 24.1%
Aerospace & Defense — 0.5%
Boeing Co. (The)
3.10%, 5/1/2026	159,000	156,589
3.25%, 3/1/2028	1,383,000	1,329,586
3.60%, 5/1/2034	637,000	550,674
3.55%, 3/1/2038	1,226,000	948,324
3.75%, 2/1/2050	33,000	22,635
General Dynamics Corp.
1.15%, 6/1/2026	205,000	198,676
4.25%, 4/1/2040	25,000	21,866
2.85%, 6/1/2041	10,000	7,146
Leidos, Inc. 4.38%, 5/15/2030	454,000	442,401
Lockheed Martin Corp. 3.60%, 3/1/2035	1,748,000	1,557,870

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Aerospace & Defense — continued
Northrop Grumman Corp.
4.40%, 5/1/2030	30,000	29,769
5.20%, 6/1/2054	91,000	82,793
Precision Castparts Corp. 4.38%, 6/15/2045	33,000	27,474
RTX Corp.
5.00%, 2/27/2026	12,000	12,039
3.03%, 3/15/2052	796,000	493,415
Textron, Inc. 3.65%, 3/15/2027	644,000	633,742
		6,514,999
Air Freight & Logistics — 0.2%
FedEx Corp.
4.25%, 5/15/2030	344,000	336,718
3.88%, 8/1/2042 (b)	204,000	147,604
4.75%, 11/15/2045	10,000	8,038
4.40%, 1/15/2047 (c)	135,000	103,290
4.05%, 2/15/2048	286,000	199,207
GXO Logistics, Inc. 1.65%, 7/15/2026	100,000	96,271
United Parcel Service, Inc.
4.45%, 4/1/2030	310,000	311,113
6.20%, 1/15/2038	136,000	144,999
4.88%, 11/15/2040	225,000	206,624
3.63%, 10/1/2042	589,000	445,975
3.40%, 9/1/2049	595,000	402,671
5.60%, 5/22/2064	100,000	93,194
		2,495,704
Automobile Components — 0.0% ^
Aptiv Swiss Holdings Ltd. 3.10%, 12/1/2051	654,000	374,679
BorgWarner, Inc. 2.65%, 7/1/2027	10,000	9,606
		384,285
Automobiles — 0.1%
General Motors Co.
5.40%, 10/15/2029	350,000	352,363
5.15%, 4/1/2038	547,000	493,307
Toyota Motor Corp. (Japan) 2.76%, 7/2/2029	170,000	159,686
		1,005,356
Banks — 3.7%
Banco Santander SA (Spain)
5.57%, 1/17/2030	200,000	205,380
2.75%, 12/3/2030	400,000	351,763
5.44%, 7/15/2031	200,000	205,027
6.92%, 8/8/2033	400,000	426,493
Bank of America Corp.
3.50%, 4/19/2026	635,000	629,514
4.25%, 10/22/2026	27,000	26,887
(SOFR + 1.05%), 2.55%, 2/4/2028 (d)	293,000	283,156
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (d)	525,000	516,111

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (d)	892,000	872,756
(SOFR + 1.06%), 2.09%, 6/14/2029 (d)	960,000	891,221
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (d)	693,000	676,000
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (d)	1,604,000	1,419,527
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (d)	346,000	309,770
(3-MONTH CME TERM SOFR + 1.58%), 4.08%, 4/23/2040 (d)	87,000	73,752
(SOFR + 1.93%), 2.68%, 6/19/2041 (d)	356,000	248,509
(SOFR + 1.58%), 3.31%, 4/22/2042 (d)	295,000	220,124
5.00%, 1/21/2044	1,988,000	1,830,498
Series L, 4.75%, 4/21/2045	127,000	109,601
(SOFR + 1.56%), 2.97%, 7/21/2052 (d)	98,000	61,087
Bank of Nova Scotia (The) (Canada)
5.25%, 6/12/2028	356,000	365,075
4.85%, 2/1/2030	100,000	100,919
2.45%, 2/2/2032	224,000	192,063
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (d) (e)	130,000	121,113
Barclays plc (United Kingdom)
4.84%, 5/9/2028	1,361,000	1,363,447
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.00%), 5.75%, 8/9/2033 (d)	754,000	769,460
(SOFR + 1.91%), 5.34%, 9/10/2035 (d)	250,000	242,931
BPCE SA (France) 3.38%, 12/2/2026	260,000	255,856
Citigroup, Inc.
4.30%, 11/20/2026	38,000	37,815
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (d)	259,000	253,242
4.13%, 7/25/2028	289,000	284,776
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (d)	719,000	698,148
(SOFR + 3.91%), 4.41%, 3/31/2031 (d)	759,000	742,529
(SOFR + 2.11%), 2.57%, 6/3/2031 (d)	1,812,000	1,622,180
(SOFR + 1.94%), 3.79%, 3/17/2033 (d)	38,000	34,905
(SOFR + 2.09%), 4.91%, 5/24/2033 (d)	250,000	245,566
(SOFR + 2.34%), 6.27%, 11/17/2033 (d)	1,025,000	1,088,263
(SOFR + 2.06%), 5.83%, 2/13/2035 (d)	100,000	99,655
5.88%, 1/30/2042	210,000	211,136
Comerica, Inc. 4.00%, 2/1/2029	135,000	130,766
Commonwealth Bank of Australia (Australia) 5.32%, 3/13/2026	260,000	261,879
Fifth Third Bancorp 8.25%, 3/1/2038	334,000	390,118
Goldman Sachs Capital I 6.35%, 2/15/2034	100,000	102,435
HSBC Holdings plc (United Kingdom)
(SOFR + 1.97%), 6.16%, 3/9/2029 (d)	1,147,000	1,186,028
(3-MONTH CME TERM SOFR + 1.80%), 4.58%, 6/19/2029 (d)	452,000	448,714
(SOFR + 2.39%), 2.85%, 6/4/2031 (d)	1,563,000	1,407,910
(SOFR + 1.56%), 5.45%, 3/3/2036 (d)	877,000	863,918
6.50%, 5/2/2036	687,000	716,832
Huntington Bancshares, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.49%, 8/15/2036 (d)	1,367,000	1,133,195
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (d)	563,000	549,479
KeyBank NA 3.40%, 5/20/2026	260,000	256,510
Korea Development Bank (The) (South Korea) 4.38%, 2/15/2033	200,000	193,479

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Kreditanstalt fuer Wiederaufbau (Germany)
3.88%, 6/15/2028	277,000	276,816
Zero Coupon, 4/18/2036	314,000	192,362
Landwirtschaftliche Rentenbank (Germany) 0.88%, 9/3/2030	20,000	17,032
M&T Bank Corp. (SOFR + 1.85%), 5.05%, 1/27/2034 (d)	1,087,000	1,052,108
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.75%, 7/18/2039	750,000	631,655
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.26%, 7/9/2032 (d)	2,820,000	2,410,766
Morgan Stanley Bank NA (SOFR + 0.68%), 4.45%, 10/15/2027 (d)	260,000	259,788
National Australia Bank Ltd. (Australia) 3.91%, 6/9/2027	1,098,000	1,090,643
Oesterreichische Kontrollbank AG (Austria)
0.38%, 9/17/2025	25,000	24,702
4.75%, 5/21/2027	123,000	124,670
PNC Financial Services Group, Inc. (The)
(SOFR + 1.93%), 5.07%, 1/24/2034 (d)	340,000	336,007
(SOFR + 1.60%), 5.40%, 7/23/2035 (d)	232,000	231,489
Royal Bank of Canada (Canada)
1.40%, 11/2/2026	473,000	454,378
3.63%, 5/4/2027	413,000	407,639
(SOFR + 1.03%), 5.15%, 2/4/2031 (d)	120,000	121,743
3.88%, 5/4/2032	135,000	127,442
Santander Holdings USA, Inc. (SOFR + 2.36%), 6.50%, 3/9/2029 (d)	988,000	1,022,869
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.95%, 1/12/2026	1,485,000	1,452,256
2.14%, 9/23/2030 (e)	114,000	99,198
Toronto-Dominion Bank (The) (Canada)
0.75%, 1/6/2026	777,000	759,540
4.11%, 6/8/2027	378,000	375,174
3.20%, 3/10/2032	31,000	27,755
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 5.15%, 9/10/2034 (d) (e)	104,000	103,265
Wells Fargo & Co.
3.00%, 4/22/2026	300,000	295,945
4.30%, 7/22/2027	1,177,000	1,171,323
(SOFR + 2.10%), 2.39%, 6/2/2028 (d)	2,241,000	2,144,732
4.15%, 1/24/2029	10,000	9,872
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (d)	2,608,000	2,407,180
(3-MONTH CME TERM SOFR + 1.26%), 2.57%, 2/11/2031 (d)	180,000	162,669
(SOFR + 1.50%), 3.35%, 3/2/2033 (d)	25,000	22,447
(SOFR + 1.99%), 5.56%, 7/25/2034 (d)	573,000	580,441
(SOFR + 2.53%), 3.07%, 4/30/2041 (d)	1,248,000	914,600
Westpac Banking Corp. (Australia)
1.95%, 11/20/2028	1,551,000	1,436,460
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (d) (e)	551,000	527,993
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.67%, 11/15/2035 (d) (e)	212,000	184,870
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.02%, 11/18/2036 (d) (e)	135,000	116,745
		47,302,092
Beverages — 0.4%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	89,000	85,479

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — continued
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.50%, 6/1/2030	156,000	149,455
4.90%, 1/23/2031	425,000	433,280
5.00%, 6/15/2034 (b)	484,000	487,545
5.55%, 1/23/2049	50,000	49,046
Coca-Cola Co. (The)
1.45%, 6/1/2027	104,000	98,997
1.00%, 3/15/2028	114,000	105,302
3.45%, 3/25/2030	50,000	48,313
1.65%, 6/1/2030	1,084,000	953,332
2.50%, 6/1/2040	161,000	113,945
2.60%, 6/1/2050	1,564,000	939,871
Coca-Cola Femsa SAB de CV (Mexico) 1.85%, 9/1/2032	391,000	315,930
Keurig Dr Pepper, Inc. 4.50%, 4/15/2052	25,000	20,087
Keurig Dr. Pepper, Inc.
3.95%, 4/15/2029	1,456,000	1,422,944
3.80%, 5/1/2050	155,000	110,851
PepsiCo, Inc.
2.75%, 3/19/2030	130,000	121,058
1.63%, 5/1/2030	66,000	57,963
		5,513,398
Biotechnology — 0.5%
AbbVie, Inc.
2.95%, 11/21/2026	450,000	441,182
4.05%, 11/21/2039	516,000	440,868
4.63%, 10/1/2042	761,000	667,225
4.85%, 6/15/2044	749,000	671,998
4.45%, 5/14/2046	21,000	17,607
Amgen, Inc.
2.60%, 8/19/2026	10,000	9,793
3.20%, 11/2/2027	650,000	631,766
2.30%, 2/25/2031	1,264,000	1,108,508
3.15%, 2/21/2040	111,000	83,839
4.95%, 10/1/2041	26,000	23,432
5.15%, 11/15/2041	800,000	734,738
Gilead Sciences, Inc.
2.95%, 3/1/2027	290,000	284,447
4.60%, 9/1/2035	420,000	401,602
4.00%, 9/1/2036	601,000	538,900
4.75%, 3/1/2046	15,000	13,143
4.15%, 3/1/2047	110,000	87,925
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	11,000	6,308
		6,163,281
Broadline Retail — 0.2%
Alibaba Group Holding Ltd. (China)
3.15%, 2/9/2051	260,000	167,161
3.25%, 2/9/2061	269,000	163,730

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Broadline Retail — continued
Amazon.com, Inc.
3.15%, 8/22/2027	724,000	709,151
4.05%, 8/22/2047	1,311,000	1,065,290
2.70%, 6/3/2060	568,000	318,302
eBay, Inc. 4.00%, 7/15/2042	382,000	301,210
		2,724,844
Building Products — 0.1%
Carlisle Cos., Inc. 2.20%, 3/1/2032	117,000	97,719
Carrier Global Corp.
2.49%, 2/15/2027	321,000	311,072
3.58%, 4/5/2050	14,000	10,023
Fortune Brands Innovations, Inc. 4.00%, 3/25/2032	28,000	25,830
Johnson Controls International plc
1.75%, 9/15/2030	287,000	248,748
2.00%, 9/16/2031	174,000	147,337
4.50%, 2/15/2047	529,000	432,262
4.95%, 7/2/2064 (f)	505,000	407,569
Lennox International, Inc. 1.70%, 8/1/2027	83,000	77,838
Masco Corp. 3.13%, 2/15/2051	129,000	78,092
Owens Corning 4.30%, 7/15/2047	108,000	85,057
		1,921,547
Capital Markets — 1.9%
Affiliated Managers Group, Inc. 5.50%, 8/20/2034	100,000	98,079
Ares Capital Corp. 2.15%, 7/15/2026	497,000	481,707
Bank of New York Mellon Corp. (The) Series J, (SOFR + 1.61%), 4.97%, 4/26/2034 (d)	2,171,000	2,147,275
BlackRock TCP Capital Corp. 6.95%, 5/30/2029	26,000	26,327
Blackstone Private Credit Fund 3.25%, 3/15/2027	474,000	458,278
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	36,000	34,021
Brookfield Finance, Inc. (Canada) 4.35%, 4/15/2030	110,000	107,377
Cboe Global Markets, Inc. 1.63%, 12/15/2030	11,000	9,384
Charles Schwab Corp. (The) 2.00%, 3/20/2028	10,000	9,421
CI Financial Corp. (Canada) 3.20%, 12/17/2030	952,000	830,707
CME Group, Inc. 4.15%, 6/15/2048	45,000	36,892
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (d)	635,000	626,081
(SOFR + 1.22%), 2.31%, 11/16/2027 (d)	260,000	250,341
(SOFR + 2.51%), 6.82%, 11/20/2029 (d)	416,000	440,155
(SOFR + 2.76%), 3.73%, 1/14/2032 (d)	260,000	233,700
(SOFR + 3.65%), 7.08%, 2/10/2034 (d)	894,000	937,423
FS KKR Capital Corp.
2.63%, 1/15/2027	360,000	342,980
3.13%, 10/12/2028	145,000	131,322
Goldman Sachs Group, Inc. (The)
(SOFR + 0.80%), 1.43%, 3/9/2027 (d)	50,000	48,746
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	2,101,000	2,030,033
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (d)	92,000	90,030
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (d)	98,000	97,005

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.25%), 2.38%, 7/21/2032 (d)	2,854,000	2,456,793
(SOFR + 1.41%), 3.10%, 2/24/2033 (d)	824,000	727,654
(SOFR + 1.63%), 3.44%, 2/24/2043 (d)	335,000	248,022
Invesco Finance plc 5.38%, 11/30/2043	235,000	216,548
Moody's Corp. 4.25%, 2/1/2029	76,000	75,520
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (d)	543,000	527,632
(SOFR + 0.86%), 1.51%, 7/20/2027 (d)	2,032,000	1,960,858
(SOFR + 1.00%), 2.48%, 1/21/2028 (d)	367,000	354,403
3.59%, 7/22/2028 (g)	911,000	890,176
(SOFR + 1.14%), 2.70%, 1/22/2031 (d)	936,000	854,337
7.25%, 4/1/2032	50,000	56,968
(SOFR + 1.02%), 1.93%, 4/28/2032 (d)	2,431,000	2,052,726
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (d)	15,000	15,121
3.97%, 7/22/2038 (g)	120,000	102,521
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.94%, 2/7/2039 (d)	10,000	10,080
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (d)	376,000	340,230
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	657,000	483,335
Morgan Stanley Direct Lending Fund 6.15%, 5/17/2029	85,000	86,553
Nasdaq, Inc.
2.50%, 12/21/2040	120,000	80,850
6.10%, 6/28/2063	904,000	893,427
Nomura Holdings, Inc. (Japan) 2.71%, 1/22/2029	730,000	676,371
Northern Trust Corp.
3.15%, 5/3/2029	109,000	104,529
(3-MONTH SOFR + 1.13%), 3.38%, 5/8/2032 (d)	210,000	202,689
Raymond James Financial, Inc. 4.95%, 7/15/2046	205,000	180,263
S&P Global, Inc. 4.75%, 8/1/2028	100,000	100,960
Stifel Financial Corp. 4.00%, 5/15/2030	110,000	104,479
UBS AG (Switzerland)
1.25%, 6/1/2026	344,000	333,315
1.25%, 8/7/2026	1,369,000	1,318,726
		24,922,370
Chemicals — 0.2%
Dow Chemical Co. (The)
2.10%, 11/15/2030	438,000	379,280
6.30%, 3/15/2033 (b)	50,000	52,943
5.25%, 11/15/2041	639,000	567,833
DuPont de Nemours, Inc. 4.73%, 11/15/2028	460,000	465,426
Eastman Chemical Co. 5.75%, 3/8/2033	88,000	90,131
EIDP, Inc. 4.80%, 5/15/2033	418,000	409,898
FMC Corp. 3.45%, 10/1/2029	340,000	313,014
Huntsman International LLC 4.50%, 5/1/2029	112,000	104,866
Nutrien Ltd. (Canada) 4.20%, 4/1/2029	151,000	148,591
Sherwin-Williams Co. (The)
4.00%, 12/15/2042	134,000	104,244

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
4.50%, 6/1/2047	415,000	339,968
Westlake Corp. 4.38%, 11/15/2047	100,000	75,079
		3,051,273
Commercial Services & Supplies — 0.1%
RELX Capital, Inc. (United Kingdom)
3.00%, 5/22/2030	152,000	141,808
4.75%, 5/20/2032	97,000	96,329
Republic Services, Inc. 2.38%, 3/15/2033	939,000	788,460
Waste Connections, Inc. 2.95%, 1/15/2052	346,000	214,057
Waste Management, Inc.
4.63%, 2/15/2033	217,000	214,695
2.50%, 11/15/2050	765,000	438,748
		1,894,097
Communications Equipment — 0.1%
Cisco Systems, Inc.
2.95%, 2/28/2026	928,000	918,644
5.90%, 2/15/2039	663,000	696,783
Motorola Solutions, Inc. 5.60%, 6/1/2032	40,000	41,110
		1,656,537
Construction & Engineering — 0.0% ^
Quanta Services, Inc. 3.05%, 10/1/2041	120,000	82,888
Construction Materials — 0.0% ^
Vulcan Materials Co. 4.70%, 3/1/2048	111,000	93,139
Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland)
3.65%, 7/21/2027	566,000	553,394
3.30%, 1/30/2032	1,351,000	1,199,441
3.40%, 10/29/2033	151,000	130,009
Ally Financial, Inc. 2.20%, 11/2/2028	815,000	743,955
American Express Co.
1.65%, 11/4/2026	1,409,000	1,355,915
(SOFRINDX + 0.75%), 5.65%, 4/23/2027 (d)	85,000	85,762
(SOFR + 0.97%), 5.39%, 7/28/2027 (d)	180,000	181,569
(SOFR + 1.93%), 5.63%, 7/28/2034 (d)	260,000	263,161
American Honda Finance Corp.
2.00%, 3/24/2028	76,000	70,975
2.25%, 1/12/2029	36,000	33,119
Capital One Financial Corp.
3.75%, 7/28/2026	1,732,000	1,711,129
3.80%, 1/31/2028	307,000	300,949
(SOFR + 1.27%), 2.62%, 11/2/2032 (d)	101,000	86,310
(SOFR + 2.60%), 5.82%, 2/1/2034 (d)	17,000	17,192
Caterpillar Financial Services Corp. 0.90%, 3/2/2026	1,100,000	1,072,622
Ford Motor Credit Co. LLC
6.80%, 5/12/2028	500,000	510,612
2.90%, 2/10/2029	1,882,000	1,686,009

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
7.20%, 6/10/2030	200,000	207,311
General Motors Financial Co., Inc.
1.50%, 6/10/2026	435,000	420,305
2.40%, 10/15/2028	1,448,000	1,331,853
John Deere Capital Corp. 3.35%, 4/18/2029	322,000	311,192
Synchrony Financial
5.15%, 3/19/2029	35,000	34,701
2.88%, 10/28/2031	18,000	15,246
Toyota Motor Credit Corp.
5.40%, 11/20/2026	80,000	81,233
1.15%, 8/13/2027	952,000	890,034
3.05%, 1/11/2028	504,000	488,167
4.55%, 5/17/2030	52,000	51,886
		13,834,051
Consumer Staples Distribution & Retail — 0.3%
Kroger Co. (The)
5.40%, 7/15/2040	193,000	184,932
3.95%, 1/15/2050	89,000	65,391
5.65%, 9/15/2064	99,000	91,678
Target Corp.
2.50%, 4/15/2026	88,000	86,630
2.95%, 1/15/2052	1,887,000	1,162,282
Walmart, Inc.
1.05%, 9/17/2026	1,874,000	1,803,500
1.50%, 9/22/2028	46,000	42,379
4.15%, 9/9/2032	100,000	97,862
2.65%, 9/22/2051	25,000	15,324
4.50%, 9/9/2052	142,000	121,795
		3,671,773
Containers & Packaging — 0.1%
Berry Global, Inc. 5.80%, 6/15/2031	343,000	356,259
International Paper Co. 5.15%, 5/15/2046	228,000	199,940
Packaging Corp. of America 3.05%, 10/1/2051	143,000	86,606
WestRock MWV LLC 7.95%, 2/15/2031	166,000	189,057
WRKCo, Inc. 3.00%, 6/15/2033	697,000	598,711
		1,430,573
Diversified Consumer Services — 0.2%
George Washington University (The) Series 2018, 4.13%, 9/15/2048	93,000	72,462
Georgetown University (The)
Series B, 4.32%, 4/1/2049	100,000	78,901
Series A, 5.22%, 10/1/2118	306,000	262,823
Northwestern University Series 2017, 3.66%, 12/1/2057	135,000	94,581
Thomas Jefferson University 3.85%, 11/1/2057	336,000	225,147
Trustees of the University of Pennsylvania (The) 3.61%, 2/15/2119	2,044,000	1,278,708
University of Chicago (The) Series C, 2.55%, 4/1/2050	99,000	61,940

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Consumer Services — continued
University of Miami Series 2022, 4.06%, 4/1/2052	609,000	463,739
Washington University (The) 4.35%, 4/15/2122	220,000	163,237
		2,701,538
Diversified REITs — 0.0% ^
GLP Capital LP
5.38%, 4/15/2026	120,000	119,769
5.75%, 6/1/2028	20,000	20,367
		140,136
Diversified Telecommunication Services — 0.6%
AT&T, Inc.
1.70%, 3/25/2026	129,000	125,988
2.30%, 6/1/2027	100,000	95,974
1.65%, 2/1/2028	165,000	153,582
4.35%, 3/1/2029	45,000	44,786
4.30%, 2/15/2030	221,000	218,724
2.25%, 2/1/2032	46,000	39,044
4.50%, 5/15/2035	589,000	553,687
4.90%, 8/15/2037	198,000	186,432
4.85%, 3/1/2039	252,000	232,712
6.00%, 8/15/2040	51,000	51,378
5.35%, 9/1/2040	677,000	642,397
3.50%, 6/1/2041	209,000	159,923
5.55%, 8/15/2041	13,000	12,538
3.10%, 2/1/2043	26,000	18,169
4.50%, 3/9/2048	15,000	12,158
3.55%, 9/15/2055	150,000	99,135
3.80%, 12/1/2057	161,000	110,248
3.85%, 6/1/2060	303,000	205,763
3.50%, 2/1/2061	100,000	62,672
Deutsche Telekom International Finance BV (Germany) 9.25%, 6/1/2032	136,000	168,723
Orange SA (France) 5.38%, 1/13/2042	209,000	197,850
Telefonica Emisiones SA (Spain)
4.10%, 3/8/2027	162,000	160,838
7.05%, 6/20/2036	29,000	31,700
4.67%, 3/6/2038	1,702,000	1,502,707
TELUS Corp. (Canada) 3.40%, 5/13/2032	1,057,000	942,878
Verizon Communications, Inc.
3.88%, 2/8/2029	56,000	54,875
1.75%, 1/20/2031	1,004,000	856,093
2.36%, 3/15/2032	647,000	551,699
2.85%, 9/3/2041	138,000	95,726
2.88%, 11/20/2050	30,000	18,204
5.01%, 8/21/2054	27,000	23,576
3.00%, 11/20/2060	329,000	188,471
		7,818,650

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — 1.6%
Alabama Power Co.
Series B, 3.70%, 12/1/2047	72,000	53,041
3.45%, 10/1/2049	400,000	275,963
3.13%, 7/15/2051	310,000	197,736
American Electric Power Co., Inc.
2.30%, 3/1/2030	410,000	366,879
5.63%, 3/1/2033	72,000	73,773
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 7.05%, 12/15/2054 (d)	10,000	10,276
Atlantic City Electric Co. 4.00%, 10/15/2028	100,000	98,976
Baltimore Gas and Electric Co. 3.75%, 8/15/2047	214,000	156,460
CenterPoint Energy Houston Electric LLC
Series ai., 4.45%, 10/1/2032	50,000	48,352
Series K2, 6.95%, 3/15/2033	15,000	16,656
Connecticut Light and Power Co. (The) 5.25%, 1/15/2053	158,000	144,688
Dominion Energy South Carolina, Inc. 5.10%, 6/1/2065	946,000	808,895
DTE Electric Co.
4.30%, 7/1/2044	83,000	68,326
3.75%, 8/15/2047	472,000	350,645
3.95%, 3/1/2049	240,000	183,719
Duke Energy Carolinas LLC
2.45%, 2/1/2030	41,000	37,472
6.45%, 10/15/2032	30,000	32,469
3.70%, 12/1/2047	662,000	481,456
Duke Energy Florida LLC
2.40%, 12/15/2031	300,000	260,958
6.40%, 6/15/2038	2,144,000	2,308,551
Duke Energy Ohio, Inc. 2.13%, 6/1/2030	101,000	90,101
Duke Energy Progress LLC
5.25%, 3/15/2033	50,000	50,852
4.15%, 12/1/2044	100,000	79,450
Edison International 5.25%, 11/15/2028	1,838,000	1,810,434
Entergy Corp. 2.80%, 6/15/2030	80,000	72,741
Evergy, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.56%), 6.65%, 6/1/2055 (d)	55,000	54,538
Eversource Energy 4.60%, 7/1/2027	10,000	10,013
Exelon Corp. 4.70%, 4/15/2050	990,000	805,621
Florida Power & Light Co. 4.80%, 5/15/2033	66,000	65,314
Georgia Power Co.
4.95%, 5/17/2033	673,000	667,973
Series A, 3.25%, 3/15/2051	89,000	58,878
Hydro-Quebec (Canada) 8.50%, 12/1/2029	50,000	58,408
Interstate Power and Light Co. 3.10%, 11/30/2051	132,000	81,352
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	144,000	136,718
Nevada Power Co. Series EE, 3.13%, 8/1/2050	1,102,000	680,840
NextEra Energy Capital Holdings, Inc.
1.90%, 6/15/2028	544,000	503,957
5.00%, 2/28/2030	30,000	30,526
2.25%, 6/1/2030	65,000	57,841
(3-MONTH SOFR + 2.41%), 4.80%, 12/1/2077 (d)	462,000	436,877

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Northern States Power Co. 4.50%, 6/1/2052	490,000	403,247
NSTAR Electric Co.
4.85%, 3/1/2030	225,000	226,588
3.95%, 4/1/2030	15,000	14,566
1.95%, 8/15/2031	96,000	81,678
Oklahoma Gas and Electric Co.
3.30%, 3/15/2030	135,000	127,132
5.40%, 1/15/2033	43,000	43,705
4.15%, 4/1/2047	1,000,000	771,206
Pacific Gas and Electric Co.
2.10%, 8/1/2027	300,000	283,022
3.30%, 12/1/2027	123,000	118,242
3.00%, 6/15/2028	471,000	444,241
2.50%, 2/1/2031	698,000	600,334
5.80%, 5/15/2034	111,000	109,672
3.75%, 8/15/2042 (f)	28,000	19,701
6.75%, 1/15/2053	104,000	103,486
PacifiCorp 5.10%, 2/15/2029	468,000	474,796
PG&E Wildfire Recovery Funding LLC Series A-4, 4.45%, 12/1/2047	250,000	210,920
Potomac Electric Power Co. 4.15%, 3/15/2043	530,000	428,835
PPL Electric Utilities Corp. 6.25%, 5/15/2039	82,000	88,582
Public Service Co. of Colorado
Series 34, 3.20%, 3/1/2050	454,000	291,818
5.25%, 4/1/2053	116,000	103,121
Public Service Electric and Gas Co. 0.95%, 3/15/2026	345,000	335,917
SCE Recovery Funding LLC Series A-2, 2.94%, 11/15/2042	266,000	213,144
Southern California Edison Co.
5.30%, 3/1/2028	100,000	101,041
Series 06-E, 5.55%, 1/15/2037	50,000	47,584
Series 20A, 2.95%, 2/1/2051	100,000	56,424
Series H, 3.65%, 6/1/2051	100,000	63,936
Series E, 5.45%, 6/1/2052	69,000	57,969
Southern Co. (The)
Series A, 3.70%, 4/30/2030	417,000	399,354
5.70%, 10/15/2032	30,000	31,085
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	10,000	9,751
Union Electric Co.
3.25%, 10/1/2049	260,000	172,818
5.13%, 3/15/2055	82,000	73,258
Virginia Electric & Power Co. 4.00%, 1/15/2043	167,000	130,818
Virginia Electric and Power Co.
Series C, 4.00%, 11/15/2046	80,000	60,332
Series B, 3.80%, 9/15/2047	1,451,000	1,055,669
2.45%, 12/15/2050	58,000	31,505
Wisconsin Electric Power Co. 4.30%, 10/15/2048	129,000	103,002
Wisconsin Power and Light Co. 1.95%, 9/16/2031	1,001,000	843,823
Xcel Energy, Inc. 4.60%, 6/1/2032	30,000	28,792
		20,488,839

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electrical Equipment — 0.1%
ABB Finance USA, Inc. (Switzerland) 3.80%, 4/3/2028	603,000	597,422
Eaton Corp. 4.15%, 11/2/2042	11,000	9,190
Emerson Electric Co. 2.75%, 10/15/2050	254,000	153,911
Regal Rexnord Corp. 6.05%, 4/15/2028	50,000	51,320
		811,843
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. 2.20%, 9/15/2031	50,000	43,280
Arrow Electronics, Inc. 2.95%, 2/15/2032	96,000	82,070
Avnet, Inc. 3.00%, 5/15/2031	840,000	742,207
Corning, Inc. 3.90%, 11/15/2049	51,000	37,341
Keysight Technologies, Inc. 3.00%, 10/30/2029	40,000	37,200
TD SYNNEX Corp. 2.65%, 8/9/2031	241,000	204,445
Trimble, Inc. 6.10%, 3/15/2033	137,000	143,067
Tyco Electronics Group SA (Switzerland) 3.13%, 8/15/2027	635,000	617,546
Vontier Corp. 2.95%, 4/1/2031	100,000	88,207
		1,995,363
Energy Equipment & Services — 0.1%
Halliburton Co. 4.85%, 11/15/2035	18,000	16,967
Helmerich & Payne, Inc. 2.90%, 9/29/2031	586,000	477,772
Patterson-UTI Energy, Inc. 7.15%, 10/1/2033	200,000	200,015
		694,754
Entertainment — 0.2%
Electronic Arts, Inc. 1.85%, 2/15/2031	21,000	18,019
Netflix, Inc.
4.38%, 11/15/2026	45,000	45,071
5.88%, 11/15/2028	60,000	62,931
TWDC Enterprises 18 Corp.
1.85%, 7/30/2026	581,000	565,392
7.00%, 3/1/2032	15,000	17,005
3.00%, 7/30/2046	619,000	407,583
Walt Disney Co. (The)
2.20%, 1/13/2028	29,000	27,716
3.80%, 3/22/2030	143,000	139,707
3.60%, 1/13/2051	1,189,000	854,616
		2,138,040
Financial Services — 0.5%
Apollo Global Management, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.17%), 6.00%, 12/15/2054 (d)	464,000	443,465
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	436,000	431,397
Equitable Holdings, Inc. 4.35%, 4/20/2028	277,000	275,068
Global Payments, Inc. 1.20%, 3/1/2026	701,000	682,158
Mastercard, Inc.
3.30%, 3/26/2027	10,000	9,867
4.85%, 3/9/2033	55,000	55,338
National Rural Utilities Cooperative Finance Corp.
4.80%, 3/15/2028	20,000	20,207

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
3.90%, 11/1/2028	78,000	76,456
ORIX Corp. (Japan)
3.70%, 7/18/2027	35,000	34,361
5.00%, 9/13/2027	120,000	120,996
4.65%, 9/10/2029	87,000	86,776
PayPal Holdings, Inc. 5.05%, 6/1/2052	110,000	97,566
Shell International Finance BV
2.88%, 5/10/2026	119,000	117,486
6.38%, 12/15/2038	782,000	849,016
3.00%, 11/26/2051	1,093,000	683,671
Synchrony Bank 5.63%, 8/23/2027	350,000	354,650
Visa, Inc.
0.75%, 8/15/2027	970,000	905,390
4.15%, 12/14/2035	668,000	628,559
2.70%, 4/15/2040	305,000	226,392
Voya Financial, Inc. 5.70%, 7/15/2043	92,000	86,944
Western Union Co. (The) 2.75%, 3/15/2031	600,000	520,662
		6,706,425
Food Products — 0.4%
Conagra Brands, Inc.
5.30%, 11/1/2038	247,000	231,349
5.40%, 11/1/2048	100,000	88,064
JBS USA Holding Lux SARL
3.00%, 2/2/2029	610,000	574,255
5.50%, 1/15/2030	2,000	2,024
3.75%, 12/1/2031	26,000	23,859
Kraft Heinz Foods Co.
4.63%, 10/1/2039	260,000	226,844
6.50%, 2/9/2040	705,000	737,654
McCormick & Co., Inc. 4.20%, 8/15/2047	526,000	408,376
Mondelez International, Inc. 1.88%, 10/15/2032	169,000	138,728
Tyson Foods, Inc.
4.35%, 3/1/2029	155,000	153,280
4.88%, 8/15/2034	1,518,000	1,450,943
5.15%, 8/15/2044	191,000	170,465
Unilever Capital Corp. (United Kingdom)
2.90%, 5/5/2027	1,063,000	1,039,271
4.63%, 8/12/2034	126,000	123,547
		5,368,659
Gas Utilities — 0.1%
Atmos Energy Corp.
2.63%, 9/15/2029	117,000	108,741
5.50%, 6/15/2041	238,000	234,488
4.15%, 1/15/2043	44,000	35,990
4.13%, 3/15/2049	300,000	232,904
5.75%, 10/15/2052	100,000	97,813
Piedmont Natural Gas Co., Inc. 5.10%, 2/15/2035	249,000	245,738

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Gas Utilities — continued
Southern California Gas Co.
Series UU, 4.13%, 6/1/2048	95,000	71,571
Series VV, 4.30%, 1/15/2049	339,000	262,576
		1,289,821
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC 6.15%, 5/1/2037	20,000	21,405
Canadian Pacific Railway Co. (Canada)
1.75%, 12/2/2026	320,000	307,659
3.10%, 12/2/2051	18,000	11,528
CSX Corp.
4.75%, 5/30/2042	586,000	522,258
4.30%, 3/1/2048	34,000	27,497
Norfolk Southern Corp.
3.80%, 8/1/2028	40,000	39,349
5.05%, 8/1/2030	100,000	102,247
3.70%, 3/15/2053	379,000	266,696
4.10%, 5/15/2121	796,000	533,367
Union Pacific Corp.
3.38%, 2/1/2035	607,000	532,217
2.89%, 4/6/2036	702,000	570,769
3.35%, 8/15/2046	135,000	94,852
2.95%, 3/10/2052	505,000	311,960
3.84%, 3/20/2060	166,000	116,209
4.10%, 9/15/2067	166,000	119,029
		3,577,042
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
1.15%, 1/30/2028	472,000	439,336
1.40%, 6/30/2030	194,000	169,361
6.15%, 11/30/2037	326,000	355,453
Baxter International, Inc.
2.27%, 12/1/2028	364,000	335,832
1.73%, 4/1/2031	1,241,000	1,044,383
3.50%, 8/15/2046	240,000	164,551
Becton Dickinson & Co. 4.30%, 8/22/2032	98,000	93,221
Boston Scientific Corp. 4.55%, 3/1/2039	50,000	46,058
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	421,000	379,887
DH Europe Finance II SARL 3.25%, 11/15/2039	735,000	574,983
Solventum Corp. 6.00%, 5/15/2064	284,000	271,496
		3,874,561
Health Care Providers & Services — 1.0%
Ascension Health Series B, 3.11%, 11/15/2039	255,000	194,764
Baptist Health South Florida Foundation, Inc. Series 2021, 3.12%, 11/15/2071	430,000	230,235
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	100,000	60,432
Cencora, Inc. 2.70%, 3/15/2031	852,000	760,625

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
Centene Corp.
4.25%, 12/15/2027	50,000	48,851
3.00%, 10/15/2030	23,000	20,234
2.50%, 3/1/2031	100,000	84,931
2.63%, 8/1/2031	120,000	101,638
Cigna Group (The)
3.40%, 3/1/2027	10,000	9,821
3.40%, 3/15/2051	275,000	178,499
CommonSpirit Health 4.35%, 11/1/2042	25,000	20,458
CVS Health Corp.
5.00%, 2/20/2026	125,000	124,959
3.00%, 8/15/2026	180,000	176,532
1.30%, 8/21/2027	75,000	69,729
4.30%, 3/25/2028	560,000	553,639
3.25%, 8/15/2029	14,000	13,157
1.75%, 8/21/2030	1,344,000	1,142,900
2.13%, 9/15/2031	396,000	331,649
4.78%, 3/25/2038	30,000	26,665
6.13%, 9/15/2039	168,000	167,867
4.13%, 4/1/2040	405,000	327,398
5.05%, 3/25/2048	246,000	205,095
6.00%, 6/1/2063	149,000	137,013
Elevance Health, Inc.
1.50%, 3/15/2026	34,000	33,152
3.65%, 12/1/2027	163,000	160,050
5.50%, 10/15/2032	1,106,000	1,134,874
4.38%, 12/1/2047	110,000	87,399
HCA, Inc.
3.13%, 3/15/2027	1,296,000	1,263,429
3.50%, 9/1/2030	250,000	233,009
4.63%, 3/15/2052	59,000	46,236
Humana, Inc.
1.35%, 2/3/2027	37,000	35,233
4.80%, 3/15/2047	1,313,000	1,048,866
5.50%, 3/15/2053	35,000	30,391
Kaiser Foundation Hospitals Series 2021, 3.00%, 6/1/2051	119,000	74,846
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	202,000	170,751
Memorial Sloan-Kettering Cancer Center
5.00%, 7/1/2042	47,000	43,854
4.13%, 7/1/2052	110,000	85,360
Mount Sinai Hospital (The) Series 2019, 3.74%, 7/1/2049	100,000	63,979
Providence St Joseph Health Obligated Group 5.40%, 10/1/2033	260,000	260,316
Providence St. Joseph Health Obligated Group Series A, 3.93%, 10/1/2048	99,000	71,934
Quest Diagnostics, Inc. 2.95%, 6/30/2030	37,000	34,113
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	198,000	175,422
UnitedHealth Group, Inc.
1.15%, 5/15/2026	70,000	67,832
3.38%, 4/15/2027	20,000	19,594

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
4.25%, 1/15/2029	80,000	79,048
4.50%, 4/15/2033	548,000	522,661
5.80%, 3/15/2036	147,000	150,336
6.50%, 6/15/2037	271,000	289,714
3.25%, 5/15/2051	2,023,000	1,288,902
3.13%, 5/15/2060	1,292,000	746,786
5.20%, 4/15/2063	25,000	21,318
		13,226,496
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/2030	520,000	515,521
3.55%, 3/15/2052	10,000	6,511
Healthcare Realty Holdings LP 3.50%, 8/1/2026	59,000	58,029
Healthpeak OP LLC 6.75%, 2/1/2041	28,000	30,086
National Health Investors, Inc. 3.00%, 2/1/2031	110,000	96,031
Sabra Health Care LP 3.20%, 12/1/2031	155,000	134,958
Ventas Realty LP
4.00%, 3/1/2028	268,000	263,777
5.70%, 9/30/2043	46,000	43,554
		1,148,467
Hotels, Restaurants & Leisure — 0.3%
Expedia Group, Inc.
3.25%, 2/15/2030	561,000	523,268
2.95%, 3/15/2031	329,000	295,278
Las Vegas Sands Corp.
5.90%, 6/1/2027	22,000	22,271
3.90%, 8/8/2029	11,000	10,319
Marriott International, Inc. Series GG, 3.50%, 10/15/2032	80,000	71,404
McDonald's Corp.
4.60%, 9/9/2032	40,000	39,590
4.70%, 12/9/2035	368,000	353,995
Sands China Ltd. (Macau)
5.12%, 8/8/2025 (f)	200,000	199,981
2.85%, 3/8/2029 (f)	1,090,000	988,442
Starbucks Corp.
2.00%, 3/12/2027	62,000	59,361
2.55%, 11/15/2030	273,000	244,008
3.00%, 2/14/2032	823,000	732,294
		3,540,211
Household Durables — 0.1%
Leggett & Platt, Inc.
4.40%, 3/15/2029	179,000	171,719
3.50%, 11/15/2051	100,000	59,903
MDC Holdings, Inc. 3.97%, 8/6/2061	100,000	69,641
NVR, Inc. 3.00%, 5/15/2030	282,000	260,090

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Durables — continued
Whirlpool Corp.
2.40%, 5/15/2031	100,000	82,232
4.70%, 5/14/2032	90,000	82,706
		726,291
Household Products — 0.1%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	260,000	270,133
Clorox Co. (The) 4.40%, 5/1/2029	219,000	219,081
Kimberly-Clark Corp. 3.20%, 7/30/2046	145,000	99,605
Procter & Gamble Co. (The)
3.95%, 1/26/2028	530,000	531,427
4.35%, 1/29/2029	63,000	63,629
2.30%, 2/1/2032	235,000	208,460
		1,392,335
Independent Power and Renewable Electricity Producers — 0.1%
Constellation Energy Generation LLC
5.80%, 3/1/2033	314,000	326,360
5.75%, 10/1/2041	90,000	87,447
5.60%, 6/15/2042	57,000	54,636
Southern Power Co. 5.25%, 7/15/2043	260,000	236,286
		704,729
Industrial Conglomerates — 0.1%
3M Co.
2.38%, 8/26/2029	141,000	129,727
3.25%, 8/26/2049	30,000	19,833
Honeywell International, Inc.
1.95%, 6/1/2030	330,000	291,943
5.00%, 2/15/2033	526,000	527,079
		968,582
Industrial REITs — 0.0% ^
Prologis LP
4.38%, 2/1/2029	18,000	18,008
1.75%, 7/1/2030	291,000	252,772
5.00%, 3/15/2034	145,000	142,806
		413,586
Insurance — 0.6%
Allstate Corp. (The)
3.28%, 12/15/2026	239,000	234,819
4.50%, 6/15/2043	55,000	46,340
(3-MONTH SOFR + 2.12%), 6.50%, 5/15/2057 (d)	72,000	71,747
American International Group, Inc. 3.88%, 1/15/2035	154,000	137,666
Aon Global Ltd. 4.60%, 6/14/2044	365,000	305,414
Aon North America, Inc. 5.75%, 3/1/2054	57,000	54,538
Athene Holding Ltd.
3.50%, 1/15/2031	242,000	224,415
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.63%, 10/15/2054 (d)	175,000	172,139

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Berkshire Hathaway Finance Corp. 2.50%, 1/15/2051	500,000	290,620
Brown & Brown, Inc. 4.50%, 3/15/2029	253,000	251,041
Chubb INA Holdings LLC 3.05%, 12/15/2061	358,000	212,317
CNA Financial Corp.
3.90%, 5/1/2029	25,000	24,274
5.50%, 6/15/2033	26,000	26,250
Everest Reinsurance Holdings, Inc. 4.87%, 6/1/2044	31,000	26,711
Lincoln National Corp.
3.05%, 1/15/2030	1,074,000	994,481
3.40%, 1/15/2031	144,000	132,075
Loews Corp. 3.75%, 4/1/2026	63,000	62,606
Marsh & McLennan Cos., Inc.
4.38%, 3/15/2029	101,000	101,006
2.25%, 11/15/2030	1,525,000	1,352,189
4.20%, 3/1/2048	40,000	31,860
MetLife, Inc.
6.38%, 6/15/2034	740,000	806,899
5.70%, 6/15/2035	697,000	725,415
4.60%, 5/13/2046	298,000	258,699
Progressive Corp. (The) 4.00%, 3/1/2029	44,000	43,518
Prudential Financial, Inc.
4.60%, 5/15/2044	31,000	26,523
3.94%, 12/7/2049	740,000	551,598
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (d)	32,000	32,649
Reinsurance Group of America, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.65%, 9/15/2055 (d)	124,000	121,920
RenaissanceRe Holdings Ltd. (Bermuda) 3.60%, 4/15/2029	399,000	382,962
Travelers Cos., Inc. (The)
4.10%, 3/4/2049	135,000	105,825
3.05%, 6/8/2051	21,000	13,455
		7,821,971
Interactive Media & Services — 0.2%
Alphabet, Inc.
2.00%, 8/15/2026	10,000	9,751
0.80%, 8/15/2027	607,000	566,310
1.90%, 8/15/2040	485,000	317,059
2.25%, 8/15/2060	1,764,000	921,077
Baidu, Inc. (China) 1.72%, 4/9/2026	551,000	537,716
Meta Platforms, Inc.
4.80%, 5/15/2030	198,000	202,756
4.45%, 8/15/2052	307,000	253,641
Weibo Corp. (China) 3.38%, 7/8/2030	346,000	320,254
		3,128,564
IT Services — 0.2%
International Business Machines Corp.
3.45%, 2/19/2026	250,000	247,924
5.88%, 11/29/2032	1,359,000	1,444,277

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
IT Services — continued
2.85%, 5/15/2040	283,000	203,389
4.00%, 6/20/2042	97,000	78,430
		1,974,020
Leisure Products — 0.1%
Brunswick Corp.
2.40%, 8/18/2031	40,000	32,989
4.40%, 9/15/2032	534,000	483,775
Hasbro, Inc. 3.90%, 11/19/2029	40,000	38,128
Mattel, Inc. 5.45%, 11/1/2041	610,000	529,451
		1,084,343
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.
1.75%, 10/15/2028	1,626,000	1,495,078
5.40%, 8/10/2043	188,000	181,528
		1,676,606
Machinery — 0.2%
Caterpillar, Inc.
4.30%, 5/15/2044	60,000	50,832
4.75%, 5/15/2064	876,000	739,983
Cummins, Inc. 2.60%, 9/1/2050	674,000	388,869
Fortive Corp. 4.30%, 6/15/2046	17,000	13,446
Illinois Tool Works, Inc. 4.88%, 9/15/2041	233,000	214,697
Parker-Hannifin Corp. 4.25%, 9/15/2027	412,000	411,371
Snap-on, Inc. 3.10%, 5/1/2050	216,000	139,193
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/2026	300,000	294,954
		2,253,345
Media — 0.6%
Charter Communications Operating LLC
2.25%, 1/15/2029	221,000	201,951
2.80%, 4/1/2031	288,000	252,532
5.38%, 4/1/2038	255,000	234,715
3.70%, 4/1/2051	565,000	362,048
3.85%, 4/1/2061	321,000	197,593
4.40%, 12/1/2061	106,000	71,388
5.50%, 4/1/2063	832,000	680,562
Comcast Corp.
3.15%, 3/1/2026	475,000	470,491
2.35%, 1/15/2027	220,000	213,156
3.30%, 2/1/2027	37,000	36,385
3.55%, 5/1/2028	323,000	316,393
2.65%, 2/1/2030	25,000	23,033
4.80%, 5/15/2033 (b)	541,000	531,833
3.25%, 11/1/2039	1,435,000	1,094,478
2.80%, 1/15/2051	350,000	204,383
2.45%, 8/15/2052	456,000	241,355

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Discovery Communications LLC
3.95%, 3/20/2028	641,000	611,711
4.13%, 5/15/2029	175,000	162,636
4.00%, 9/15/2055	33,000	18,110
Fox Corp. 4.71%, 1/25/2029	885,000	887,122
Paramount Global 4.20%, 5/19/2032	731,000	658,479
Time Warner Cable LLC 4.50%, 9/15/2042	195,000	149,771
		7,620,125
Metals & Mining — 0.3%
ArcelorMittal SA (Luxembourg)
6.55%, 11/29/2027	100,000	103,700
4.25%, 7/16/2029	20,000	19,529
Freeport-McMoRan, Inc.
5.40%, 11/14/2034	272,000	271,391
5.45%, 3/15/2043	589,000	544,836
Newmont Corp.
2.60%, 7/15/2032 (b)	25,000	21,826
4.88%, 3/15/2042	1,952,000	1,769,653
Rio Tinto Alcan, Inc. (Canada)
7.25%, 3/15/2031	191,000	215,101
6.13%, 12/15/2033	160,000	171,143
Rio Tinto Finance USA plc (Australia)
5.00%, 3/9/2033	18,000	17,982
4.75%, 3/22/2042	274,000	243,272
Yamana Gold, Inc. (Canada) 2.63%, 8/15/2031	82,000	71,432
		3,449,865
Multi-Utilities — 0.6%
Ameren Corp. 1.75%, 3/15/2028	1,822,000	1,688,497
Avista Corp. 4.00%, 4/1/2052	27,000	19,191
Berkshire Hathaway Energy Co.
3.25%, 4/15/2028	701,000	682,075
1.65%, 5/15/2031	229,000	192,213
3.80%, 7/15/2048	726,000	530,194
2.85%, 5/15/2051	477,000	281,953
Black Hills Corp. 5.95%, 3/15/2028	496,000	512,592
CenterPoint Energy, Inc. 2.95%, 3/1/2030	30,000	27,718
CMS Energy Corp. 4.88%, 3/1/2044	18,000	15,603
Consolidated Edison Co. of New York, Inc. 3.70%, 11/15/2059	1,689,000	1,129,262
Consumers Energy Co. 2.50%, 5/1/2060	819,000	435,894
Dominion Energy, Inc. Series C, 4.05%, 9/15/2042	40,000	30,790
DTE Energy Co. 2.95%, 3/1/2030	85,000	78,210
NiSource, Inc.
3.60%, 5/1/2030	10,000	9,518
5.40%, 6/30/2033	50,000	50,258
5.25%, 2/15/2043	224,000	204,466
PG&E Energy Recovery Funding LLC Series A-1, 1.46%, 7/15/2031	336,344	305,847
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	15,000	12,805

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
Puget Sound Energy, Inc. 5.80%, 3/15/2040	56,000	56,292
Sempra
5.50%, 8/1/2033	30,000	30,169
3.80%, 2/1/2038	701,000	567,011
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.13%, 4/1/2052 (d)	9,000	8,517
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.40%, 10/1/2054 (d)	142,000	133,314
Southern Co. Gas Capital Corp.
5.15%, 9/15/2032	928,000	926,146
4.95%, 9/15/2034	130,000	125,482
		8,054,017
Office REITs — 0.2%
Boston Properties LP
2.90%, 3/15/2030	110,000	99,588
3.25%, 1/30/2031	863,000	777,901
2.55%, 4/1/2032	560,000	462,972
COPT Defense Properties LP 2.00%, 1/15/2029	266,000	238,463
Highwoods Realty LP 2.60%, 2/1/2031	219,000	185,864
Kilroy Realty LP 2.50%, 11/15/2032	450,000	353,898
		2,118,686
Oil, Gas & Consumable Fuels — 1.4%
APA Corp. 5.35%, 7/1/2049 (c)	19,000	14,438
BP Capital Markets America, Inc.
3.12%, 5/4/2026	100,000	98,922
2.72%, 1/12/2032	483,000	424,971
3.00%, 2/24/2050	539,000	337,834
BP Capital Markets plc 3.28%, 9/19/2027	30,000	29,317
Burlington Resources LLC 5.95%, 10/15/2036	220,000	226,462
Canadian Natural Resources Ltd. (Canada) 6.25%, 3/15/2038	202,000	202,866
Cenovus Energy, Inc. (Canada)
2.65%, 1/15/2032	228,000	193,287
5.25%, 6/15/2037	342,000	317,447
Chevron USA, Inc. 1.02%, 8/12/2027	258,000	241,385
ConocoPhillips Co. 4.30%, 11/15/2044	152,000	122,622
Devon Energy Corp. 7.95%, 4/15/2032	30,000	33,830
Diamondback Energy, Inc.
3.13%, 3/24/2031	38,000	34,336
4.40%, 3/24/2051	215,000	161,093
6.25%, 3/15/2053	346,000	330,469
5.75%, 4/18/2054	89,000	79,805
Enbridge, Inc. (Canada)
3.70%, 7/15/2027	415,000	408,377
2.50%, 8/1/2033	988,000	803,730
Energy Transfer LP
4.95%, 6/15/2028	337,000	339,292
5.25%, 4/15/2029	1,000,000	1,016,028
5.75%, 2/15/2033	64,000	65,266
4.90%, 3/15/2035	269,000	252,033

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.35%, 5/15/2045	296,000	258,826
5.40%, 10/1/2047	26,000	22,410
6.25%, 4/15/2049	540,000	515,099
5.00%, 5/15/2050	358,000	289,140
Enterprise Products Operating LLC
3.13%, 7/31/2029	629,000	597,050
4.95%, 2/15/2035	360,000	351,948
4.45%, 2/15/2043	701,000	588,851
3.95%, 1/31/2060	90,000	63,024
EQT Corp. 7.00%, 2/1/2030 (f)	93,000	99,619
Expand Energy Corp. 5.70%, 1/15/2035	100,000	98,893
Exxon Mobil Corp.
3.29%, 3/19/2027	466,000	460,378
3.48%, 3/19/2030	100,000	96,618
4.11%, 3/1/2046	657,000	525,729
3.45%, 4/15/2051	129,000	88,952
Kinder Morgan, Inc.
1.75%, 11/15/2026	36,000	34,585
4.80%, 2/1/2033	1,936,000	1,869,145
5.55%, 6/1/2045	217,000	199,660
Marathon Petroleum Corp.
6.50%, 3/1/2041	190,000	192,933
4.75%, 9/15/2044	50,000	40,280
MPLX LP 5.20%, 3/1/2047	340,000	289,123
Occidental Petroleum Corp.
5.20%, 8/1/2029	26,000	25,779
6.45%, 9/15/2036	99,000	97,141
4.20%, 3/15/2048	250,000	165,063
ONEOK Partners LP 6.65%, 10/1/2036	42,000	44,138
ONEOK, Inc.
4.55%, 7/15/2028	150,000	149,482
3.40%, 9/1/2029	552,000	521,327
4.25%, 9/15/2046	121,000	88,663
5.45%, 6/1/2047	57,000	48,940
Ovintiv, Inc.
5.65%, 5/15/2028	328,000	334,322
6.25%, 7/15/2033	28,000	28,076
Phillips 66 2.15%, 12/15/2030	269,000	234,214
Phillips 66 Co. 3.75%, 3/1/2028	499,000	488,819
Pioneer Natural Resources Co. 1.13%, 1/15/2026	417,000	408,266
Sabine Pass Liquefaction LLC 4.20%, 3/15/2028	164,000	162,545
Shell Finance US, Inc. 2.38%, 11/7/2029	347,000	320,213
Targa Resources Partners LP 6.88%, 1/15/2029	1,198,000	1,220,862
TC PipeLines LP 3.90%, 5/25/2027	20,000	19,716
TotalEnergies Capital International SA (France) 2.83%, 1/10/2030	53,000	49,805
TotalEnergies Capital SA (France) 4.72%, 9/10/2034	107,000	104,509
TransCanada PipeLines Ltd. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 7.00%, 6/1/2065 (d)	354,000	351,452

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Transcontinental Gas Pipe Line Co. LLC 4.45%, 8/1/2042	172,000	142,833
Valero Energy Corp.
2.80%, 12/1/2031	295,000	257,300
4.00%, 6/1/2052	30,000	20,608
Williams Cos., Inc. (The)
3.75%, 6/15/2027	127,000	125,164
5.65%, 3/15/2033	75,000	76,807
		17,902,117
Paper & Forest Products — 0.0% ^
Suzano Austria GmbH (Brazil) 6.00%, 1/15/2029	364,000	371,190
Passenger Airlines — 0.0% ^
Delta Air Lines, Inc. 4.38%, 4/19/2028	107,000	105,787
Southwest Airlines Co. 5.13%, 6/15/2027	82,000	82,508
		188,295
Personal Care Products — 0.0% ^
Estee Lauder Cos., Inc. (The) 1.95%, 3/15/2031	120,000	102,994
Kenvue, Inc. 4.90%, 3/22/2033	340,000	340,799
		443,793
Pharmaceuticals — 0.8%
Astrazeneca Finance LLC (United Kingdom) 1.75%, 5/28/2028	2,398,000	2,236,520
Bristol-Myers Squibb Co.
3.20%, 6/15/2026	35,000	34,591
3.40%, 7/26/2029	30,000	28,860
5.50%, 2/22/2044	250,000	242,437
4.50%, 3/1/2044	100,000	85,296
4.25%, 10/26/2049	1,019,000	802,927
2.55%, 11/13/2050	476,000	268,867
5.55%, 2/22/2054	500,000	474,570
3.90%, 3/15/2062	41,000	28,436
Johnson & Johnson 3.40%, 1/15/2038	62,000	52,187
Merck & Co., Inc.
3.40%, 3/7/2029	668,000	647,085
3.60%, 9/15/2042	68,000	52,612
3.70%, 2/10/2045	263,000	202,741
2.90%, 12/10/2061	279,000	157,423
Pfizer Investment Enterprises Pte. Ltd. 4.75%, 5/19/2033	30,000	29,504
Pfizer, Inc.
3.00%, 12/15/2026	109,000	107,272
3.60%, 9/15/2028	425,000	418,238
3.45%, 3/15/2029	1,181,000	1,147,743
4.00%, 12/15/2036	308,000	278,012
2.55%, 5/28/2040	550,000	383,543
Pharmacia LLC 6.60%, 12/1/2028 (f)	350,000	374,370
Royalty Pharma plc 1.75%, 9/2/2027	397,000	373,476
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	494,000	437,708

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Viatris, Inc. 2.30%, 6/22/2027	506,000	479,163
Wyeth LLC 5.95%, 4/1/2037	582,000	610,306
		9,953,887
Professional Services — 0.1%
Concentrix Corp. 6.60%, 8/2/2028 (b)	125,000	131,167
Equifax, Inc. 2.35%, 9/15/2031	140,000	120,181
TR Finance LLC (Canada) 3.35%, 5/15/2026	295,000	291,271
Verisk Analytics, Inc. 5.25%, 3/15/2035	135,000	133,735
		676,354
Residential REITs — 0.2%
American Homes 4 Rent LP 4.90%, 2/15/2029	24,000	24,128
AvalonBay Communities, Inc.
2.95%, 5/11/2026	11,000	10,852
1.90%, 12/1/2028	990,000	909,126
2.30%, 3/1/2030	122,000	110,225
Sun Communities Operating LP
2.70%, 7/15/2031	698,000	607,539
4.20%, 4/15/2032	30,000	28,053
UDR, Inc. 3.10%, 11/1/2034	1,035,000	852,423
		2,542,346
Retail REITs — 0.1%
Kimco Realty OP LLC 4.60%, 2/1/2033	289,000	278,991
NNN REIT, Inc. 4.80%, 10/15/2048	230,000	191,114
Phillips Edison Grocery Center Operating Partnership I LP 2.63%, 11/15/2031	190,000	161,840
Realty Income Corp.
4.00%, 7/15/2029	50,000	48,808
3.40%, 1/15/2030	37,000	35,060
3.25%, 1/15/2031	258,000	238,453
		954,266
Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc. 2.95%, 10/1/2051	58,000	36,388
Broadcom, Inc.
4.11%, 9/15/2028	130,000	128,991
4.93%, 5/15/2037 (c)	1,026,000	978,576
Intel Corp.
2.45%, 11/15/2029	378,000	341,865
2.00%, 8/12/2031 (b)	819,000	690,312
4.60%, 3/25/2040	84,000	71,253
2.80%, 8/12/2041	933,000	606,171
4.25%, 12/15/2042	1,244,000	960,360
3.10%, 2/15/2060	681,000	366,682
KLA Corp. 5.25%, 7/15/2062	662,000	598,685
Micron Technology, Inc. 6.75%, 11/1/2029	1,049,000	1,121,514
NVIDIA Corp. 3.50%, 4/1/2040	377,000	310,026
NXP BV (Netherlands)
4.30%, 6/18/2029	30,000	29,418

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
2.65%, 2/15/2032	102,000	86,937
3.25%, 5/11/2041	177,000	126,015
QUALCOMM, Inc. 1.65%, 5/20/2032	134,000	109,769
Texas Instruments, Inc.
2.90%, 11/3/2027	482,000	468,347
4.10%, 8/16/2052	255,000	195,585
TSMC Arizona Corp. (Taiwan) 1.75%, 10/25/2026	540,000	519,891
		7,746,785
Software — 0.5%
Adobe, Inc. 2.15%, 2/1/2027	35,000	33,888
Microsoft Corp. 4.00%, 2/12/2055	1,081,000	855,245
Oracle Corp.
3.60%, 4/1/2050	971,000	658,348
3.95%, 3/25/2051	1,829,000	1,310,009
5.50%, 9/27/2064	219,000	192,362
Salesforce, Inc. 1.95%, 7/15/2031	2,237,000	1,936,851
VMware LLC
1.80%, 8/15/2028	499,000	456,897
2.20%, 8/15/2031	103,000	87,883
Workday, Inc. 3.70%, 4/1/2029	265,000	256,644
		5,788,127
Specialized REITs — 0.1%
American Tower Corp.
1.45%, 9/15/2026	250,000	240,303
3.65%, 3/15/2027	30,000	29,523
3.55%, 7/15/2027	33,000	32,311
2.10%, 6/15/2030	790,000	694,173
Crown Castle, Inc.
3.80%, 2/15/2028	94,000	91,817
4.80%, 9/1/2028	30,000	29,977
2.25%, 1/15/2031	324,000	278,846
3.25%, 1/15/2051	179,000	112,896
Equinix, Inc. 1.80%, 7/15/2027	266,000	251,980
Public Storage Operating Co. 5.10%, 8/1/2033	152,000	153,923
		1,915,749
Specialty Retail — 0.3%
AutoZone, Inc. 4.00%, 4/15/2030	334,000	323,871
Home Depot, Inc. (The)
2.13%, 9/15/2026	587,000	572,103
2.80%, 9/14/2027	1,094,000	1,062,027
1.50%, 9/15/2028	25,000	22,955
3.90%, 12/6/2028	180,000	178,448
3.13%, 12/15/2049	142,000	92,850
3.50%, 9/15/2056	831,000	560,146
Lowe's Cos., Inc.
2.50%, 4/15/2026	500,000	491,673

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
5.15%, 7/1/2033	676,000	680,551
4.38%, 9/15/2045	202,000	162,072
O'Reilly Automotive, Inc. 3.90%, 6/1/2029	357,000	347,981
		4,494,677
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
2.05%, 9/11/2026	26,000	25,331
3.20%, 5/11/2027	188,000	185,109
2.20%, 9/11/2029	406,000	374,652
4.15%, 5/10/2030	172,000	172,719
4.30%, 5/10/2033	46,000	45,646
2.38%, 2/8/2041	572,000	392,095
4.38%, 5/13/2045	1,442,000	1,251,142
2.55%, 8/20/2060	349,000	195,842
Dell International LLC 3.38%, 12/15/2041	496,000	359,203
Hewlett Packard Enterprise Co. 1.75%, 4/1/2026	27,000	26,352
Western Digital Corp.
2.85%, 2/1/2029	70,000	63,961
3.10%, 2/1/2032	50,000	43,239
		3,135,291
Textiles, Apparel & Luxury Goods — 0.0% ^
NIKE, Inc. 2.38%, 11/1/2026	20,000	19,504
Tobacco — 0.3%
Altria Group, Inc. 5.38%, 1/31/2044	658,000	605,852
BAT Capital Corp. (United Kingdom)
6.42%, 8/2/2033	181,000	194,255
4.39%, 8/15/2037	1,391,000	1,223,076
7.08%, 8/2/2043	444,000	480,125
Philip Morris International, Inc.
0.88%, 5/1/2026	90,000	87,148
3.38%, 8/15/2029	198,000	189,823
3.88%, 8/21/2042	250,000	198,049
4.88%, 11/15/2043	449,000	400,621
		3,378,949
Trading Companies & Distributors — 0.1%
Air Lease Corp.
3.75%, 6/1/2026	213,000	211,295
3.25%, 10/1/2029	50,000	47,200
GATX Corp. 4.90%, 3/15/2033	1,051,000	1,021,810
WW Grainger, Inc. 4.20%, 5/15/2047	154,000	122,531
		1,402,836
Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 6/1/2029	649,000	623,220
2.80%, 5/1/2030	244,000	223,863
4.45%, 6/1/2032	253,000	246,217

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Water Utilities — continued
6.59%, 10/15/2037	120,000	131,438
4.30%, 12/1/2042	302,000	251,144
4.00%, 12/1/2046	135,000	103,666
3.75%, 9/1/2047	49,000	36,217
4.15%, 6/1/2049	50,000	38,691
3.45%, 5/1/2050	111,000	75,868
Essential Utilities, Inc. 5.38%, 1/15/2034	40,000	39,887
		1,770,211
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico) 3.63%, 4/22/2029	302,000	291,011
Rogers Communications, Inc. (Canada) 4.35%, 5/1/2049	25,000	19,512
T-Mobile USA, Inc.
1.50%, 2/15/2026	25,000	24,430
2.40%, 3/15/2029	356,000	328,775
4.38%, 4/15/2040	1,605,000	1,392,742
3.00%, 2/15/2041	2,232,000	1,597,411
Vodafone Group plc (United Kingdom) 4.38%, 5/30/2028	157,000	158,477
		3,812,358
Total Corporate Bonds (Cost $315,621,356)		310,066,852
Commercial Mortgage-Backed Securities — 1.8%
BANK
Series 2017-BNK4, Class ASB, 3.42%, 5/15/2050	9,444	9,344
Series 2019-BN16, Class A4, 4.01%, 2/15/2052	60,000	58,102
Series 2019-BN21, Class A5, 2.85%, 10/17/2052	60,000	54,783
Series 2019-BN23, Class A3, 2.92%, 12/15/2052	142,000	130,464
Series 2018-BN10, Class A5, 3.69%, 2/15/2061	20,000	19,525
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	92,916
Series 2018-BN13, Class C, 4.55%, 8/15/2061 (g)	500,000	425,536
Series 2019-BN22, Class A4, 2.98%, 11/15/2062	260,000	239,670
Series 2020-BN26, Class A4, 2.40%, 3/15/2063	500,000	445,948
Series 2021-BN36, Class A5, 2.47%, 9/15/2064	500,000	431,972
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3, Class A4, 3.57%, 2/15/2050	20,000	19,610
BBCMS Mortgage Trust Series 2018-C2, Class A5, 4.31%, 12/15/2051	40,000	39,422
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 1/15/2051 (g)	50,000	48,632
Series 2018-B2, Class B, 4.31%, 2/15/2051 (g)	20,000	18,294
Series 2018-B5, Class A4, 4.21%, 7/15/2051	110,000	107,709
Series 2018-B6, Class A2, 4.20%, 10/10/2051	28,636	28,239
Series 2018-B8, Class A5, 4.23%, 1/15/2052	40,000	38,963
Series 2019-B11, Class A2, 3.41%, 5/15/2052	2,053	2,021
Series 2021-B31, Class A5, 2.67%, 12/15/2054	600,000	518,174
Cantor Commercial Real Estate Lending Series 2019-CF2, Class AS, 3.12%, 11/15/2052	75,000	67,280
CD Mortgage Trust
Series 2017-CD6, Class ASB, 3.33%, 11/13/2050	9,386	9,253
Series 2017-CD6, Class AM, 3.71%, 11/13/2050 (g)	30,000	28,944
Series 2018-CD7, Class A3, 4.01%, 8/15/2051	386,878	378,462

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
CFCRE Commercial Mortgage Trust
Series 2017-C8, Class A4, 3.57%, 6/15/2050	30,000	29,129
Series 2016-C7, Class ASB, 3.64%, 12/10/2054	5,526	5,481
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class C, 4.04%, 4/10/2048 (g)	40,000	36,102
Series 2016-C1, Class AAB, 3.00%, 5/10/2049	10,159	10,109
Commercial Mortgage Trust
Series 2014-UBS5, Class AM, 4.19%, 9/10/2047 (g)	21,093	20,629
Series 2015-LC21, Class AM, 4.04%, 7/10/2048 (g)	30,000	29,839
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	18,884	18,831
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 8/15/2048	17,660	17,572
Series 2016-C5, Class A5, 3.76%, 11/15/2048	27,000	26,885
DBGS Mortgage Trust Series 2018-C1, Class A4, 4.47%, 10/15/2051	20,000	19,631
DBJPM Mortgage Trust Series 2017-C6, Class A5, 3.33%, 6/10/2050	20,000	19,390
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K051, Class A2, 3.31%, 9/25/2025	34,738	34,554
Series K735, Class A2, 2.86%, 5/25/2026	47,869	47,179
Series K057, Class A2, 2.57%, 7/25/2026	62,807	61,615
Series K063, Class A1, 3.05%, 8/25/2026	11,607	11,471
Series K059, Class A2, 3.12%, 9/25/2026 (g)	1,000,000	983,824
Series K062, Class A2, 3.41%, 12/25/2026	1,000,000	985,450
Series K064, Class A2, 3.22%, 3/25/2027	1,000,000	981,736
Series K072, Class A2, 3.44%, 12/25/2027	400,000	392,188
Series K084, Class A2, 3.78%, 10/25/2028 (g)	500,000	492,158
Series K087, Class A2, 3.77%, 12/25/2028	1,000,000	984,756
Series K091, Class A2, 3.51%, 3/25/2029	1,000,000	973,844
Series K097, Class A2, 2.51%, 7/25/2029	2,000,000	1,866,832
Series K096, Class A2, 2.52%, 7/25/2029	295,000	275,831
Series K100, Class A2, 2.67%, 9/25/2029	400,000	374,854
Series K102, Class A2, 2.54%, 10/25/2029	400,000	372,608
Series K113, Class A2, 1.34%, 6/25/2030	700,000	607,580
Series K158, Class A1, 3.90%, 7/25/2030	977,209	968,144
Series K117, Class A2, 1.41%, 8/25/2030	1,265,000	1,092,964
Series K123, Class A2, 1.62%, 12/25/2030	500,000	432,985
Series K125, Class A2, 1.85%, 1/25/2031	10,000	8,734
Series K127, Class A2, 2.11%, 1/25/2031	600,000	531,366
Series K-1512, Class A2, 2.99%, 5/25/2031	75,000	69,440
Series K155, Class A3, 3.75%, 4/25/2033	545,000	512,099
Series K157, Class A2, 3.99%, 5/25/2033 (g)	250,000	245,081
Series K156, Class A3, 3.70%, 6/25/2033 (g)	91,000	85,022
Series K-1512, Class A3, 3.06%, 4/25/2034	150,000	131,580
FNMA ACES
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (g)	258,838	252,926
Series 2017-M14, Class A2, 2.81%, 11/25/2027 (g)	7,300	7,057
Series 2018-M10, Class A2, 3.35%, 7/25/2028 (g)	39,056	38,139
Series 2018-M14, Class A2, 3.58%, 8/25/2028 (g)	422,522	414,093
Series 2019-M1, Class A2, 3.54%, 9/25/2028 (g)	70,580	69,107
Series 2019-M22, Class A2, 2.52%, 8/25/2029	571,791	534,975

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2021-M2S, Class A2, 1.81%, 10/25/2031 (g)	700,000	598,195
GS Mortgage Securities Trust
Series 2014-GC24, Class AS, 4.16%, 9/10/2047 (g)	170,000	162,817
Series 2018-GS9, Class A4, 3.99%, 3/10/2051 (g)	200,000	195,968
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class C, 3.94%, 7/15/2045 (g)	10,283	9,850
Series 2015-C29, Class B, 4.12%, 5/15/2048 (g)	40,000	39,634
Series 2015-C31, Class A3, 3.80%, 8/15/2048	251,577	250,584
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class A5, 3.72%, 3/15/2050	600,000	589,891
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 6/15/2049 (g)	20,000	17,632
Series 2017-C5, Class B, 4.01%, 3/15/2050 (g)	20,000	16,272
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class AS, 3.56%, 4/15/2048	40,000	39,473
Series 2015-C25, Class ASB, 3.38%, 10/15/2048	771	769
Series 2015-C25, Class A5, 3.64%, 10/15/2048	40,000	39,862
Series 2016-C31, Class A5, 3.10%, 11/15/2049	450,000	436,162
Series 2016-C32, Class A4, 3.72%, 12/15/2049	295,000	288,249
Morgan Stanley Capital I Trust
Series 2016-UB12, Class A3, 3.34%, 12/15/2049	509,304	495,728
Series 2017-H1, Class C, 4.28%, 6/15/2050 (g)	25,000	23,425
Series 2019-L2, Class A4, 4.07%, 3/15/2052	50,000	48,585
Series 2019-L3, Class A4, 3.13%, 11/15/2052	100,000	93,004
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 8/15/2050	700,000	682,955
Series 2017-C4, Class ASB, 3.37%, 10/15/2050	17,195	16,981
Series 2017-C5, Class AS, 3.78%, 11/15/2050 (g)	70,000	66,841
Series 2017-C7, Class AS, 4.06%, 12/15/2050 (g)	50,000	48,525
Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class A4, 3.64%, 6/15/2048	28,797	28,695
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	486,504
Series 2018-C45, Class A3, 3.92%, 6/15/2051	35,928	35,017
Series 2019-C53, Class A4, 3.04%, 10/15/2052	125,000	116,178
Series 2020-C55, Class A5, 2.73%, 2/15/2053	10,000	9,138
Total Commercial Mortgage-Backed Securities (Cost $24,063,954)		23,123,987
Foreign Government Securities — 1.5%
Canada Government Bond
0.75%, 5/19/2026	200,000	193,672
4.63%, 4/30/2029	200,000	204,839
Export Development Canada
4.38%, 6/29/2026	425,000	425,975
3.88%, 2/14/2028	515,000	514,271
Italian Republic Government Bond
2.88%, 10/17/2029	452,000	420,739
3.88%, 5/6/2051	80,000	53,644
Japan Bank for International Cooperation
2.75%, 1/21/2026	1,000	989
2.38%, 4/20/2026	250,000	245,744

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
2.25%, 11/4/2026	760,000	739,689
2.75%, 11/16/2027	60,000	58,099
1.88%, 4/15/2031	65,000	56,845
Japan International Cooperation Agency
2.75%, 4/27/2027	65,000	63,196
3.38%, 6/12/2028	876,000	855,729
Province of Alberta
3.30%, 3/15/2028	956,000	937,329
4.50%, 6/26/2029	160,000	162,277
Province of British Columbia
0.90%, 7/20/2026	610,000	587,903
4.20%, 7/6/2033	659,000	637,564
4.75%, 6/12/2034	524,000	524,782
Province of Ontario
2.30%, 6/15/2026	148,000	145,134
3.10%, 5/19/2027	456,000	447,446
1.05%, 5/21/2027	47,000	44,316
3.70%, 9/17/2029	400,000	392,909
2.00%, 10/2/2029 (b)	411,000	376,208
1.13%, 10/7/2030	30,000	25,583
Province of Quebec 2.75%, 4/12/2027	262,000	255,569
Republic of Chile
2.45%, 1/31/2031	798,000	704,212
4.95%, 1/5/2036	250,000	242,111
3.25%, 9/21/2071	603,000	355,511
Republic of Indonesia 5.65%, 1/11/2053	55,000	53,462
Republic of Panama
3.16%, 1/23/2030	200,000	176,287
6.40%, 2/14/2035	400,000	377,831
6.70%, 1/26/2036	308,000	297,872
8.00%, 3/1/2038	355,000	368,114
4.50%, 4/16/2050	437,000	278,723
4.30%, 4/29/2053	690,000	420,463
Republic of Peru
2.78%, 12/1/2060	510,000	267,442
3.23%, 7/28/2121	474,000	249,016
Republic of Philippines
5.17%, 10/13/2027	90,000	91,674
9.50%, 2/2/2030	304,000	366,310
5.00%, 7/17/2033	493,000	493,392
4.75%, 3/5/2035	685,000	665,807
3.70%, 3/1/2041	200,000	158,664
2.95%, 5/5/2045	200,000	133,940
2.65%, 12/10/2045	379,000	239,450
Republic of Poland 5.75%, 11/16/2032	18,000	18,775
State of Israel Government Bond 3.38%, 1/15/2050	313,000	194,006
Svensk Exportkredit AB
2.25%, 3/22/2027	214,000	207,151
4.13%, 6/14/2028	809,000	811,866

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
4.88%, 10/4/2030	362,000	373,914
United Mexican States
5.00%, 5/7/2029	484,000	481,308
3.25%, 4/16/2030	723,000	659,011
2.66%, 5/24/2031	598,000	509,698
3.50%, 2/12/2034	200,000	164,892
6.75%, 9/27/2034	71,000	73,804
6.35%, 2/9/2035	500,000	499,044
6.05%, 1/11/2040	62,000	57,679
4.28%, 8/14/2041	552,000	408,932
4.75%, 3/8/2044	10,000	7,576
6.34%, 5/4/2053	60,000	52,760
Total Foreign Government Securities (Cost $18,899,475)		18,831,148
Supranational — 1.2%
African Export-Import Bank (The) (Supranational) 4.00%, 3/18/2030	135,000	134,933
Asian Development Bank (Supranational)
0.50%, 2/4/2026	134,000	130,660
1.00%, 4/14/2026	875,000	851,521
2.00%, 4/24/2026	13,000	12,752
1.25%, 6/9/2028	578,000	534,444
4.50%, 8/25/2028	10,000	10,173
3.13%, 4/27/2032	321,000	299,887
4.00%, 1/12/2033	50,000	49,110
Asian Infrastructure Investment Bank (The) (Supranational)
4.00%, 1/18/2028	28,000	28,066
4.25%, 3/13/2034	50,000	49,474
4.50%, 5/21/2035	876,000	881,799
Corp. Andina de Fomento (Supranational) 6.00%, 4/26/2027	1,432,000	1,475,149
Council of Europe Development Bank (Supranational) 0.88%, 9/22/2026	445,000	427,190
European Bank for Reconstruction & Development (Supranational) 4.25%, 3/13/2034	304,000	299,971
European Investment Bank (Supranational)
0.38%, 3/26/2026	692,000	670,726
2.13%, 4/13/2026	11,000	10,810
3.88%, 3/15/2028	35,000	34,996
3.75%, 11/15/2029	542,000	537,263
3.63%, 7/15/2030	535,000	525,071
3.75%, 2/14/2033	631,000	610,455
Inter-American Development Bank (Supranational)
4.38%, 2/1/2027	785,000	789,449
4.00%, 1/12/2028	238,000	238,523
4.50%, 9/13/2033	200,000	201,956
Inter-American Investment Corp. (Supranational) 4.13%, 2/15/2028	1,739,000	1,744,501

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Supranational — continued
International Bank for Reconstruction & Development (Supranational)
2.50%, 11/22/2027	101,000	97,665
1.38%, 4/20/2028	579,000	539,281
1.13%, 9/13/2028	2,190,000	2,002,166
1.75%, 10/23/2029	341,000	310,627
3.88%, 2/14/2030	1,150,000	1,143,948
0.88%, 5/14/2030	189,000	162,608
1.25%, 2/10/2031	355,000	304,101
1.63%, 11/3/2031	1,276,000	1,093,041
3.88%, 8/28/2034	12,000	11,519
International Finance Corp. (Supranational) 2.13%, 4/7/2026	5,000	4,913
Total Supranational (Cost $16,183,738)		16,218,748
U.S. Government Agency Securities — 0.8%
FFCB Funding Corp.
0.75%, 12/16/2026	100,000	95,001
0.69%, 2/2/2027	245,000	231,440
1.30%, 3/30/2027	820,000	778,965
0.79%, 6/21/2027	110,000	102,677
0.84%, 2/2/2028	50,000	45,830
1.12%, 9/1/2028	35,000	31,736
1.23%, 9/10/2029	35,000	30,902
1.68%, 4/29/2030	55,000	48,650
1.23%, 7/29/2030	194,000	166,005
1.15%, 8/12/2030	93,000	79,123
1.24%, 9/3/2030	129,000	110,192
1.32%, 9/9/2030	373,000	319,161
1.24%, 12/23/2030	120,000	101,246
1.38%, 1/14/2031	135,000	114,682
1.30%, 2/3/2031	125,000	105,486
2.23%, 3/12/2035	12,000	9,458
1.69%, 8/20/2035	11,000	8,107
FHLB
0.92%, 2/26/2027	150,000	141,876
4.75%, 4/9/2027	2,630,000	2,667,698
3.25%, 6/9/2028	280,000	274,658
FHLMC
0.90%, 10/13/2027	65,000	60,412
4.18%, 12/14/2029 (h)	1,494,000	1,238,271
6.75%, 3/15/2031	80,000	90,765
6.25%, 7/15/2032	435,000	488,298
FNMA
1.88%, 9/24/2026	177,000	172,230
6.25%, 5/15/2029	1,029,000	1,114,029
Israel Government AID Bond (Israel) 5.50%, 9/18/2033	436,000	459,911

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Government Agency Securities — continued
Tennessee Valley Authority
4.70%, 7/15/2033	1,315,000	1,324,419
4.25%, 9/15/2065	876,000	684,401
Total U.S. Government Agency Securities (Cost $11,273,472)		11,095,629
Municipal Bonds — 0.5% (i)
Arizona — 0.1%
City of Tucson, Taxable Series 2021A, COP, A.G., 2.86%, 7/1/2047	865,000	592,799
California — 0.2%
Bay Area Toll Authority, Toll Bridge Series 2010S-1, Rev., 6.92%, 4/1/2040	20,000	21,813
California State University, Systemwide Series 2021B, Rev., 2.72%, 11/1/2052	1,070,000	659,612
East Bay Municipal Utility District, Water System Series 2010B, Rev., 5.87%, 6/1/2040	155,000	159,331
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B, Rev., 3.29%, 6/1/2042	455,000	330,553
Regents of the University of California, Medical Center Pooled Series 2010H, Rev., 6.55%, 5/15/2048	40,000	42,022
State of California, Various Purpose
GO, 7.50%, 4/1/2034	135,000	154,628
GO, 7.55%, 4/1/2039	1,400,000	1,650,389
Total California		3,018,348
Connecticut — 0.0% ^
State of Connecticut Series A, GO, 5.85%, 3/15/2032	75,000	79,525
Florida — 0.0% ^
State Board of Administration Finance Corp. Series 2020A, Rev., 2.15%, 7/1/2030	147,000	129,982
Georgia — 0.0% ^
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2010A, Rev., 7.06%, 4/1/2057	48,000	52,162
Illinois — 0.0% ^
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2018C, Rev., 4.47%, 1/1/2049	25,000	20,964
Metropolitan Water Reclamation District of Greater Chicago, GO, 5.72%, 12/1/2038	55,000	55,891
Sales Tax Securitization Corp. Series 2019A, Rev., 4.64%, 1/1/2040	55,000	51,472
State of Illinois, GO, 5.10%, 6/1/2033	385,882	383,049
Total Illinois		511,376
New Jersey — 0.0% ^
New Jersey Economic Development Authority, Pension Funding Series 1997A, Rev., NATL - RE, 7.43%, 2/15/2029	35,000	36,692
New Jersey Turnpike Authority Series 2009F, Rev., 7.41%, 1/1/2040	250,000	293,722
Total New Jersey		330,414
New York — 0.0% ^
Port Authority of New York and New Jersey, Consolidated Series 192, Rev., 4.81%, 10/15/2065	120,000	104,116
Ohio — 0.0% ^
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2010A, Rev., 7.83%, 2/15/2041	25,000	29,018
Texas — 0.1%
Grand Parkway Transportation Corp., System Toll Series 2020B, Rev., 3.24%, 10/1/2052	100,000	64,772
Permanent University Fund - Texas A&M University System Series 2017B, Rev., 3.66%, 7/1/2047	325,000	252,908
State of Texas, Transportation Commission Highway Improvement Series 2010A, GO, 4.68%, 4/1/2040	45,000	42,180

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
State of Texas, Transportation Commission Mobility Fund Series 2009A, GO, 5.52%, 4/1/2039	120,000	120,828
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Mobility Partners LLC Series 2019B, Rev., 3.92%, 12/31/2049	300,000	228,724
Total Texas		709,412
Virginia — 0.1%
University of Virginia Series 2020, Rev., 2.26%, 9/1/2050	1,120,000	608,723
Total Municipal Bonds (Cost $7,589,227)		6,165,875
Asset-Backed Securities — 0.2%
American Express Credit Account Master Trust Series 2022-3, Class A, 3.75%, 8/15/2027	200,000	199,666
Capital One Multi-Asset Execution Trust Series 2019-A3, Class A3, 2.06%, 8/15/2028	400,000	388,954
CarMax Auto Owner Trust Series 2022-1, Class A4, 1.70%, 8/16/2027	365,000	357,291
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	100,000	98,686
Discover Card Execution Note Trust Series 2022-A3, Class A3, 3.56%, 7/15/2027	750,000	749,123
Federal Express Corp. Pass-Through Trust Series 2020-1, Class AA, 1.88%, 2/20/2034	7,594	6,418
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class A, 1.06%, 9/15/2027	600,000	593,830
Series 2018-4, Class A, 4.06%, 11/15/2030	600,000	591,997
Toyota Auto Receivables Owner Trust Series 2022-B, Class A3, 2.93%, 9/15/2026	111,447	111,053
United Airlines Pass-Through Trust Series 2018-1, Class AA, 3.50%, 3/1/2030	122,452	114,460
Total Asset-Backed Securities (Cost $3,184,924)		3,211,478
	SHARES
Short-Term Investments — 5.5%
Investment Companies — 5.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (j) (k) (Cost $69,738,618)	69,738,618	69,738,618
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.36% (j) (k) (Cost $670,457)	670,457	670,457
Total Short-Term Investments (Cost $70,409,075)		70,409,075
Total Investments — 104.7% (Cost $1,401,715,069)		1,349,702,659
Liabilities in Excess of Other Assets — (4.7)%		(61,049,045)
NET ASSETS — 100.0%		1,288,653,614

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
COP	Certificate of Participation
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
REIT	Real Estate Investment Trust
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(b)	The security or a portion of this security is on loan at May 31, 2025. The total value of securities on loan at May 31, 2025 is $645,432.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2025.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2025 is $1,153,184 or 0.09% of the Fund’s net
assets as of May 31, 2025.

(f)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2025.

(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(h)	The rate shown is the effective yield as of May 31, 2025.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of May 31, 2025.

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$3,211,478	$—	$3,211,478
Commercial Mortgage-Backed Securities	—	23,123,987	—	23,123,987
Corporate Bonds	—	310,066,852	—	310,066,852
Foreign Government Securities	—	18,831,148	—	18,831,148
Mortgage-Backed Securities	—	313,590,619	—	313,590,619
Municipal Bonds	—	6,165,875	—	6,165,875

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Supranational	$—	$16,218,748	$—	$16,218,748
U.S. Government Agency Securities	—	11,095,629	—	11,095,629
U.S. Treasury Obligations	—	576,989,248	—	576,989,248
Short-Term Investments
Investment Companies	69,738,618	—	—	69,738,618
Investment of Cash Collateral from Securities Loaned	670,457	—	—	670,457
Total Short-Term Investments	70,409,075	—	—	70,409,075
Total Investments in Securities	$70,409,075	$1,279,293,584	$—	$1,349,702,659
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.36% (a) (b)	$2,350,866	$5,334,020	$7,014,429	$—	$—	$670,457	670,457	$18,110	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (a) (b)	55,052,585	155,050,251	140,364,218	—	—	69,738,618	69,738,618	706,650	—
Total	$57,403,451	$160,384,271	$147,378,647	$—	$—	$70,409,075		$724,760	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.